UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1.	Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 22.1%
Automotive – 0.4%
Ford Motor Credit Co. LLC
$ 2,775,000	2.750%		05/15/15	$ 2,804,961
3,575,000	3.984	(a)	06/15/16	3,687,718

				6,492,679

Banks – 7.6%
Abbey National Treasury Services PLC
1,750,000	2.875		04/25/14	1,709,407
GBP 1,600,000	2.608	(b)	02/16/15	2,503,587
ANZ Capital Trust II(a)(c)
$ 3,500,000	5.360		12/15/49	3,570,000
Astoria Financial Corp.(c)
4,050,000	5.750		10/15/12	4,089,505
Bank of America Corp.
3,250,000	5.750		12/01/17	3,462,507
4,650,000	5.700		01/24/22	5,120,984
Bank of Scotland PLC(a)
3,200,000	5.250		02/21/17	3,520,413
Capital One Capital III(c)
1,225,000	7.686		08/15/36	1,231,125
Capital One Capital IV(b)(c)
3,475,000	6.745		02/17/37	3,479,344
Citigroup Capital XXI(b)(c)
4,235,000	8.300		12/21/57	4,239,235
Citigroup, Inc.
7,125,000	5.000		09/15/14	7,317,107
2,350,000	4.450		01/10/17	2,459,695
Commonwealth Bank of Australia(a)(b)(c)
3,740,000	6.024		03/15/49	3,520,110
Discover Bank
2,075,000	8.700		11/18/19	2,578,179
DnB Boligkreditt AS(a)
8,100,000	2.900		03/29/16	8,411,243
JPMorgan Chase & Co.
5,600,000	4.350		08/15/21	5,896,664
JPMorgan Chase Capital XXV(c)
1,600,000	6.800		10/01/37	1,603,200
National City Preferred Capital Trust I(b)(c)
3,675,000	12.000		12/10/49	3,799,803
Regions Financial Corp.
3,475,000	5.750		06/15/15	3,605,313
Resona Preferred Global Securities Ltd.(a)(b)(c)
3,650,000	7.191		07/30/49	3,755,945
Royal Bank of Scotland PLC(a)
1,950,000	4.875		08/25/14	2,004,875
Sovereign Bank
975,000	8.750		05/30/18	1,043,250
Sparebank 1 Boligkreditt AS(a)
13,400,000	2.625		05/27/16	13,789,135
7,400,000	2.300		06/30/17	7,432,116
SunTrust Banks, Inc.(c)
2,450,000	3.600		04/15/16	2,539,586
U.S. Bancorp
3,750,000	3.442		02/01/16	3,879,430
Union Bank NA
4,800,000	2.125		06/16/17	4,794,371

				111,356,129

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Brokerage – 0.6%
Merrill Lynch & Co., Inc.
$ 2,950,000	6.400%		08/28/17	$ 3,172,939
Morgan Stanley, Inc.(c)
5,100,000	6.625		04/01/18	5,345,757

				8,518,696

Chemicals(c) – 0.4%
CF Industries, Inc.
1,775,000	6.875		05/01/18	2,105,594
Eastman Chemical Co.
1,925,000	2.400		06/01/17	1,940,147
1,650,000	4.800		09/01/42	1,673,496

				5,719,237

Distributor(a)(c) – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500		09/30/14	1,829,625

Electric(c) – 0.2%
Ipalco Enterprises, Inc.
1,175,000	5.000		05/01/18	1,180,875
PPL WEM Holdings PLC(a)
2,290,000	5.375		05/01/21	2,467,267

				3,648,142

Energy – 3.1%
Anadarko Petroleum Corp.(c)
1,330,000	6.375		09/15/17	1,546,971
BP Capital Markets PLC
1,925,000	3.200		03/11/16	2,041,444
4,000,000	4.500	(c)	10/01/20	4,500,439
2,500,000	3.245	(c)	05/06/22	2,583,954
Dolphin Energy Ltd.(a)
1,400,700	5.888	(c)	06/15/19	1,532,016
1,760,000	5.500		12/15/21	1,907,029
Gaz Capital SA for Gazprom(d)
2,690,000	9.250		04/23/19	3,359,138
Nexen, Inc.(c)
1,604,000	6.400		05/15/37	1,688,418
1,800,000	7.500		07/30/39	2,116,158
Pemex Project Funding Master Trust(c)
3,470,000	6.625		06/15/35	4,146,650
PTT Exploration and Production Canada International Finance Ltd.(a)
1,440,000	6.350		06/12/42	1,512,070
PTT Exploration and Production Public Co. Ltd.(a)
2,490,000	5.692		04/05/21	2,625,384
Rowan Cos., Inc.(c)
3,400,000	4.875		06/01/22	3,430,084
TNK-BP Finance SA
1,570,000	7.875		03/13/18	1,797,650
Transocean, Inc.(c)
1,000,000	4.950		11/15/15	1,075,230
5,650,000	6.500		11/15/20	6,383,905
Weatherford International Ltd.(c)
1,921,000	9.625		03/01/19	2,513,319

				44,759,859

Food & Beverage – 1.4%
Diageo Capital PLC(c)
2,850,000	1.500		05/11/17	2,857,986

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – (continued)
Heineken NV(a)(c)
$ 2,425,000	3.400%	04/01/22	$ 2,483,625
Kraft Foods Group, Inc.(a)
2,350,000	2.250	06/05/17	2,398,522
Kraft Foods, Inc.
1,975,000	6.500	02/09/40	2,538,733
Pernod-Ricard SA(a)(c)
3,975,000	4.450	01/15/22	4,118,704
SABMiller Holdings, Inc.(a)(c)
5,225,000	3.750	01/15/22	5,556,542

			19,954,112

Health Care - Medical Products(c) – 0.4%
DENTSPLY International, Inc.
1,550,000	2.750	08/15/16	1,578,486
PerkinElmer, Inc.
3,700,000	5.000	11/15/21	3,971,402

			5,549,888

Health Care - Services(c) – 0.3%
Express Scripts, Inc.
3,600,000	3.125	05/15/16	3,746,033

Life Insurance(a)(c) – 0.3%
The Northwestern Mutual Life Insurance Co.
3,600,000	6.063	03/30/40	4,383,425

Media - Cable – 0.1%
Comcast Cable Communications Holdings, Inc.
1,220,000	8.375	03/15/13	1,285,919

Media - Non Cable(c) – 1.0%
NBCUniversal Media LLC
6,175,000	4.375	04/01/21	6,743,797
News America, Inc.
3,800,000	6.150	02/15/41	4,474,292
WPP Finance UK
2,850,000	8.000	09/15/14	3,230,765

			14,448,854

Metals & Mining(a) – 0.2%
Newcrest Finance Pty Ltd.
3,275,000	4.450	11/15/21	3,360,658

Noncaptive - Financial – 0.5%
General Electric Capital Corp.
3,425,000	5.875	01/14/38	3,930,523
International Lease Finance Corp.
4,000,000	5.750	05/15/16	4,060,000

			7,990,523

Pipelines(c) – 1.2%
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	4,356,456
El Paso Pipeline Partners Operating Co. LLC
1,650,000	6.500	04/01/20	1,926,375
Energy Transfer Partners LP
1,750,000	5.950	02/01/15	1,904,173

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pipelines(c) – (continued)
Enterprise Products Operating LLC(b)
$ 2,550,000	8.375%	08/01/66	$ 2,760,375
Tennessee Gas Pipeline Co.
1,450,000	8.375	06/15/32	1,867,817
TransCanada PipeLines Ltd.(b)
3,200,000	6.350	05/15/67	3,288,000
Western Gas Partners LP
1,900,000	4.000	07/01/22	1,883,210

			17,986,406

Property/Casualty Insurance(c) – 0.6%
Arch Capital Group Ltd.
1,375,000	7.350	05/01/34	1,724,553
Mitsui Sumitomo Insurance Co. Ltd.(a)(b)
1,500,000	7.000	03/15/72	1,545,661
QBE Insurance Group Ltd.(a)(b)
3,150,000	5.647	07/01/23	2,929,053
Transatlantic Holdings, Inc.
1,925,000	8.000	11/30/39	2,261,634

			8,460,901

Real Estate Investment Trusts(c) – 1.9%
Camden Property Trust
1,725,000	5.700	05/15/17	1,942,584
Developers Diversified Realty Corp.
250,000	9.625	03/15/16	304,063
4,155,000	7.500	04/01/17	4,782,123
Duke Realty LP
2,600,000	4.375	06/15/22	2,634,276
HCP, Inc.
1,500,000	6.300	09/15/16	1,689,075
2,950,000	6.000	01/30/17	3,288,602
Kilroy Realty LP
1,125,000	5.000	11/03/15	1,197,289
2,375,000	6.625	06/01/20	2,723,036
ProLogis(d)
1,200,000	1.875	11/15/37	1,197,360
Simon Property Group LP
3,350,000	10.350	04/01/19	4,666,819
WCI Finance LLC(a)
2,986,000	5.400	10/01/12	3,015,660

			27,440,887

Retailers(a)(c) – 0.2%
LVMH Moet Hennessy Louis Vuitton SA
2,675,000	1.625	06/29/17	2,674,232

Schools(c) – 0.3%
Rensselaer Polytechnic Institute
4,200,000	5.600	09/01/20	4,821,054

Technology - Hardware(c) – 0.3%
Hewlett-Packard Co.
2,775,000	3.000	09/15/16	2,854,636
1,225,000	2.600	09/15/17	1,226,160

			4,080,796

Tobacco – 0.1%
Altria Group, Inc.
1,650,000	9.700	11/10/18	2,276,266

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation(a) – 0.4%
Penske Truck Leasing Co. LP / PTL Finance Corp.(c)
$ 3,000,000	3.125%	05/11/15	$ 3,017,940
Transnet Ltd.
2,440,000	4.500	02/10/16	2,549,800

			5,567,740

Wirelines Telecommunications(c) – 0.5%
AT&T, Inc.
6,975,000	2.950	05/15/16	7,400,027

TOTAL CORPORATE OBLIGATIONS			$323,752,088

Mortgage-Backed Obligations – 45.4%
Adjustable Rate Non-Agency(b) – 0.2%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
$ 39,425	2.931%	08/25/33	$ 36,046
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
28,030	2.878	08/25/33	22,738
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
47,535	2.591	03/25/33	41,113
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,033,823	0.483	01/19/36	556,538
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
2,645,793	0.998	12/25/46	749,956
Sequoia Mortgage Trust Series 2003-4, Class 1A2
1,481,403	1.122	07/20/33	1,253,648
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
97,096	2.453	02/25/33	85,245

			2,745,284

Collateralized Mortgage Obligations – 1.8%
Interest Only(b)(e) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X
257,696	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
818,118	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
1,047,206	0.000	08/25/33	1
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0
2,478,398	0.761	06/25/33	12,587

			12,589

Inverse Floaters(b) – 0.1%
GNMA Series 2001-48, Class SA
83,123	25.699	10/16/31	134,630
GNMA Series 2001-51, Class SA
155,448	31.448	10/16/31	267,020
GNMA Series 2001-51, Class SB
160,648	25.699	10/16/31	269,928
GNMA Series 2002-13, Class SB
190,216	36.434	02/16/32	333,216

			1,004,794

Planned Amortization Class – 0.0%
FHLMC REMIC Series 2639, Class UL
62,720	4.750	03/15/22	64,566

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Planned Amortization Class – (continued)
FNMA REMIC Series 2003-134, Class ME
$ 113,803	4.500%	06/25/33	$ 119,945
FNMA REMIC Series 2004-64, Class BA
80,907	5.000	03/25/34	84,967

			269,478

Sequential Fixed Rate – 1.7%
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
7,000,000	2.699	05/25/18	7,371,500
FHLMC Multifamily Structured Pass-Through Certificates Series K705, Class A2
5,200,000	2.303	09/25/18	5,373,284
NCUA Guaranteed Notes Series 2010-C1, Class APT
7,121,831	2.650	10/29/20	7,449,229
NCUA Guaranteed Notes Series 2010-R1, Class 2A
856,716	1.840	10/07/20	869,567
NCUA Guaranteed Notes Series A4
3,500,000	3.000	06/12/19	3,774,575

			24,838,155

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$26,125,016

Commercial Mortgage-Backed Securities – 2.8%
Sequential Fixed Rate – 2.0%
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	9,877,377
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,000,000	5.156	02/15/31	6,681,520
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
12,400,000	5.509	04/15/47	13,557,494

			30,116,391

Sequential Floating Rate(b) – 0.8%
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	11,279,174

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$41,395,565

Federal Agencies – 40.6%
Adjustable Rate FNMA(b) – 1.1%
18,186	2.355	06/01/33	19,186
2,413,652	2.617	07/01/34	2,577,103
5,927,426	2.399	09/01/34	6,287,285
4,668,309	2.860	05/01/35	4,996,234
1,728,762	2.319	06/01/35	1,819,405

			15,699,213

FHLMC – 2.0%
133,140	6.500	12/01/13	134,496
552	7.000	10/01/14	587
66,788	6.000	12/01/14	68,548
4,568	7.000	05/01/15	4,803
16,806	8.000	07/01/15	17,901
7,178	7.000	02/01/16	7,742
11,251	7.000	03/01/16	12,016
224,222	7.500	05/01/16	243,202
2,570	5.000	01/01/17	2,762
16,836	5.000	02/01/17	18,094

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$ 10,801	5.000%	03/01/17	$ 11,608
1,245	5.000	04/01/17	1,338
89,169	5.000	09/01/17	95,833
225,732	5.000	10/01/17	242,606
702	7.000	10/01/17	800
133,533	5.000	11/01/17	143,513
55,603	5.000	12/01/17	59,760
82,190	5.000	01/01/18	88,261
211,193	5.000	02/01/18	225,862
155,250	5.000	03/01/18	166,048
97,467	5.000	04/01/18	104,287
60,895	5.000	05/01/18	65,142
46,531	5.000	06/01/18	49,761
94,726	5.000	07/01/18	101,306
32,091	5.000	08/01/18	34,343
150,205	4.500	09/01/18	159,788
13,836	5.000	10/01/18	14,827
25,636	5.000	11/01/18	27,493
224,355	5.000	06/01/19	241,084
1,015,142	4.500	10/01/23	1,099,817
104,807	5.500	10/01/25	114,212
93,023	5.500	11/01/25	101,370
25,986	7.000	06/01/26	30,714
52,856	7.500	03/01/27	61,241
23,108	7.500	12/01/30	26,573
33,736	7.500	01/01/31	38,794
186,856	6.500	10/01/33	210,508
569,283	5.000	12/01/35	616,471
1,332	5.500	02/01/36	1,457
118,621	4.000	08/01/36	125,798
317,402	4.000	09/01/36	336,608
347,149	4.000	10/01/36	368,154
503,611	4.000	12/01/36	535,443
21,942	6.000	04/01/37	24,320
6,116	6.000	07/01/37	6,776
271,645	6.000	09/01/37	300,920
175,259	6.000	07/01/38	193,983
57,861	6.500	09/01/38	64,978
14,620	6.000	10/01/38	16,178
5,116,505	6.000	11/01/38	5,665,530
274,634	6.000	12/01/38	303,975
143,417	6.000	01/01/39	158,695
815,387	5.000	06/01/39	878,236
462,081	4.500	09/01/39	504,770
17,373	4.500	11/01/40	18,572
114,891	4.500	03/01/41	123,042
1,935,383	4.000	11/01/41	2,057,648
985,230	4.000	01/01/42	1,049,457
5,000,100	4.000	05/01/42	5,396,397
2,000,000	4.000	06/01/42	2,158,516
4,000,000	4.000	TBA-30yr(f)	4,245,000

			29,177,964

FNMA – 35.4%
1,102,111	7.040	08/01/15	1,209,638
88,208	8.500	10/01/15	95,064
3,313	7.000	01/01/16	3,525
4,880,743	2.800	03/01/18	5,167,497
2,957,206	3.740	05/01/18	3,274,694
3,480,000	3.840	05/01/18	3,827,406
931,181	4.500	05/01/18	997,055
2,448,507	4.500	06/01/18	2,621,719
124,989	5.000	06/01/18	134,509
1,296,012	4.500	07/01/18	1,387,695
1,182,750	4.500	08/01/18	1,266,420

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 21,078	6.000%	08/01/18	$ 23,175
1,639	6.500	10/01/18	1,845
9,000,000	4.506	06/01/19	10,180,068
2,256,213	3.416	10/01/20	2,437,418
1,668,635	3.632	12/01/20	1,824,743
10,122,956	3.763	12/01/20	11,140,120
537,078	5.500	09/01/23	585,538
133,322	5.500	10/01/23	145,550
1,509,785	5.000	02/01/24	1,628,408
243,906	7.000	08/01/27	278,642
7,227	6.500	09/01/27	8,136
798,241	7.000	03/01/28	912,776
10,324	6.500	05/01/28	11,624
2,138	5.500	01/01/29	2,386
193	5.500	04/01/29	212
528	8.000	01/01/31	528
20,389	8.000	02/01/31	24,252
215,863	7.000	03/01/31	238,949
3,073,160	4.000	10/01/31	3,305,222
16,148	5.500	02/01/33	17,865
338,458	5.500	03/01/33	374,445
36,356	5.500	05/01/33	40,228
33,508	5.000	07/01/33	36,482
9,997	5.500	07/01/33	11,062
216,686	5.000	08/01/33	236,181
111,941	5.500	08/01/33	123,860
20,452	5.000	09/01/33	22,216
205,849	5.500	09/01/33	227,543
7,257	6.500	09/01/33	8,180
3,484	5.500	10/01/33	3,853
48,370	5.500	11/01/33	53,498
15,186	5.000	12/01/33	16,461
11,120	5.500	12/01/33	12,299
18,509	5.500	01/01/34	20,471
40,447	5.500	02/01/34	44,564
4,340	5.500	03/01/34	4,798
6,621	5.500	04/01/34	7,313
852,489	5.500	05/01/34	943,165
31,220	5.500	07/01/34	34,530
9,935	5.500	08/01/34	10,975
499	5.500	10/01/34	550
368,633	5.500	12/01/34	405,467
1,049	6.000	12/01/34	1,163
515,441	5.000	04/01/35	561,730
23,153	5.500	04/01/35	25,409
24,339	5.500	07/01/35	26,689
1,057	5.500	08/01/35	1,162
56,038	5.500	09/01/35	61,550
43,390	5.500	11/01/35	47,712
4,718	5.500	12/01/35	5,190
7,283	5.500	01/01/36	8,008
45,451	5.500	02/01/36	49,974
2,051,297	5.500	03/01/36	2,252,829
92,023	6.000	03/01/36	101,865
25,983	5.500	04/01/36	28,652
21,932	6.000	04/01/36	24,244
97,893	4.000	08/01/36	104,118
287,760	4.000	09/01/36	306,059
786,780	6.000	12/01/36	863,267
454,724	6.000	01/01/37	499,064
198,243	4.000	02/01/37	211,593
4,907	5.500	02/01/37	5,358
99,129	4.000	03/01/37	105,805
8,256	5.500	04/01/37	9,017
9,604	5.500	05/01/37	10,489

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 4,280	5.500%	06/01/37	$ 4,676
396	5.500	08/01/37	433
1,704	5.500	12/01/37	1,863
33,329	6.000	12/01/37	36,987
112,128	5.000	02/01/38	120,087
4,402	5.500	02/01/38	4,813
12,608	5.500	03/01/38	13,785
4,254	5.500	05/01/38	4,671
16,685	6.000	05/01/38	18,512
14,414	5.500	06/01/38	15,823
14,573	6.000	06/01/38	16,168
17,114	5.500	07/01/38	18,786
36,378	6.000	07/01/38	40,360
14,316	6.000	08/01/38	15,883
3,018,872	6.000	11/01/38	3,312,272
276	5.500	12/01/38	305
55,667	4.000	04/01/39	59,220
144,769	4.500	04/01/39	157,872
65,127	4.000	05/01/39	69,284
34,612	4.500	05/01/39	37,745
27,867	4.500	07/01/39	30,485
19,425	4.000	08/01/39	20,665
250,499	4.500	08/01/39	274,032
7,817,992	4.500	10/01/39	8,382,533
9,607,356	4.500	11/01/39	10,300,623
1,467,875	4.500	12/01/39	1,605,978
80,932	4.500	01/01/40	86,742
431,269	4.500	04/01/40	462,823
901,239	4.500	05/01/40	967,179
313,744	4.000	08/01/40	334,021
56,163,116	4.500	08/01/40	60,272,313
3,208,356	4.000	09/01/40	3,419,628
1,374,911	4.500	09/01/40	1,475,507
244,853	4.000	10/01/40	260,678
2,686,289	4.500	10/01/40	2,882,832
729,344	4.000	11/01/40	776,483
167,520	4.500	11/01/40	179,777
3,069,872	4.000	12/01/40	3,271,393
3,625,487	4.500	12/01/40	3,890,747
172,718	4.000	01/01/41	183,881
995,589	4.500	01/01/41	1,067,871
5,031,356	4.000	02/01/41	5,363,355
429,261	4.500	02/01/41	461,523
2,605,688	5.000	02/01/41	2,837,690
1,291,334	4.000	03/01/41	1,376,864
3,297,956	4.500	04/01/41	3,545,820
844,468	5.000	04/01/41	919,657
8,108,680	4.500	05/01/41	8,718,101
2,165,161	5.000	05/01/41	2,345,289
321,251	5.000	06/01/41	347,977
72,113	4.000	07/01/41	76,814
7,917,305	4.500	07/01/41	8,517,955
2,829,555	4.500	08/01/41	3,042,215
106,794	4.000	09/01/41	113,756
4,541,323	4.500	09/01/41	4,890,796
394,140	4.000	10/01/41	419,834
965,807	4.500	10/01/41	1,038,394
14,894,716	5.000	10/01/41	16,167,167
1,672,174	4.000	11/01/41	1,781,180
3,213,317	4.000	12/01/41	3,422,792
2,007,628	4.000	01/01/42	2,138,505
2,367,243	4.500	03/01/42	2,547,018
1,622,506	4.500	04/01/42	1,745,724
1,100,000	4.000	05/01/42	1,187,141
4,900,000	4.000	06/01/42	5,288,173
900,000	4.000	07/01/42	971,297

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 45,000,000	2.500%	TBA-15yr(f)	$ 46,388,673
41,000,000	3.000	TBA-30yr(f)	41,991,288
129,000,000	3.500	TBA-30yr(f)	135,255,862
46,800,000	4.000	TBA-30yr(f)	49,897,968

			517,596,331

GNMA – 2.1%
1,700,094	3.950	07/15/25	1,850,085
39,757	6.000	11/15/38	44,644
27,000,000	4.000	TBA-30yr(f)	29,489,921

			31,384,650

TOTAL FEDERAL AGENCIES			$ 593,858,158

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 664,124,023

Agency Debentures – 5.8%
FHLB
$ 27,000,000	0.210%	01/04/13	$ 26,998,569
2,400,000	5.000	09/28/29	2,968,001
FHLMC
EUR 3,100,000	4.375	01/15/14	4,103,021
$ 11,400,000	1.000	03/08/17	11,446,211
3,100,000	1.250	05/12/17	3,143,752
9,500,000	1.000	06/29/17	9,512,006
4,500,000	1.000	07/28/17	4,501,761
8,200,000	2.375	01/13/22	8,424,916
FNMA
12,500,000	1.125	04/27/17	12,619,706
Small Business Administration
140,573	6.300	06/01/18	154,028
Tennessee Valley Authority
1,400,000	4.625	09/15/60	1,696,075

TOTAL AGENCY DEBENTURES			$ 85,568,046

Asset-Backed Securities – 1.9%
Home Equity – 0.7%
Countrywide Home Equity Loan Trust Series 2002-E, Class A(b)
$ 243,035	0.502%	10/15/28	$ 227,315
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(b)
352,164	0.462	12/15/29	253,729
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(b)
8,630,734	0.392	11/15/36	6,591,736
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
1,094,504	7.000	09/25/37	861,084
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
1,749,385	7.000	09/25/37	1,297,486
Impac CMB Trust Series 2004-08, Class 1A(b)
528,267	0.965	10/25/34	387,456

			9,618,806

Manufactured Housing – 0.0%
Mid-State Trust Series 4, Class A
715,043	8.330	04/01/30	719,115

Student Loan(b) – 1.2%
Brazos Higher Education Authority, Inc Series 2004 I-A-2
8,234,463	0.628	06/27/22	8,175,834
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
759,073	0.578	09/25/23	757,204

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
$ 4,411,000	0.548%	12/26/18	$ 4,398,340
Education Funding Capital Trust I Series 2004-1, Class A2
1,673,695	0.628	12/15/22	1,666,306
GCO Education Loan Funding Trust Series 2006-1, Class A11L
1,500,000	0.697	05/25/36	1,234,372
Northstar Education Finance, Inc. Series 2005-1, Class A1
467,737	0.566	10/28/26	464,724
US Education Loan Trust LLC Series 2006-1, Class A2(a)
807,860	0.597	03/01/25	799,997

			17,496,777

TOTAL ASSET-BACKED SECURITIES			$ 27,834,698

Foreign Debt Obligations – 1.6%
Sovereign – 1.2%
Republic of Colombia
$ 7,390,000	4.375%	07/12/21	$ 8,332,225
Republic of Indonesia
2,560,000	8.500	10/12/35	3,750,400
Russian Federation
100,000	5.000	04/29/20	108,625
5,000,000	4.500	04/04/22	5,243,750

			17,435,000

Supranational – 0.4%
North American Development Bank
5,100,000	4.375	02/11/20	5,754,695

TOTAL FOREIGN DEBT OBLIGATIONS			$ 23,189,695

Municipal Debt Obligations – 0.6%
California – 0.4%
California State GO Bonds Build America Taxable Series 2009
$ 950,000	7.500%	04/01/34	$ 1,186,778
1,650,000	7.550	04/01/39	2,121,768
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	1,946,430

			5,254,976

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350	07/01/35	1,487,513

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	1,956,054

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 8,698,543

Government Guarantee Obligations – 9.5%
Achmea Hypotheekbank NV(a)(g)
$ 4,316,000	3.200%	11/03/14	$ 4,502,149

Principal Amount	Interest Rate		Maturity Date	Value
Government Guarantee Obligations – (continued)
BRFkredit AS(a)(g)
$ 17,100,000	2.050%		04/15/13	$ 17,295,658
Citigroup Funding, Inc.(h)
36,700,000	1.875		10/22/12	36,880,307
12,200,000	1.875		11/15/12	12,277,312
Commonwealth Bank of Australia(a)(g)
5,700,000	2.500		12/10/12	5,747,481
FIH Erhvervsbank AS(a)(g)
9,200,000	2.000		06/12/13	9,309,903
General Electric Capital Corp.(h)
7,700,000	2.000		09/28/12	7,731,562
13,700,000	2.625		12/28/12	13,855,961
Israel Government AID Bond(i)
3,000,000	5.500		09/18/23	3,915,876
4,000,000	5.500		09/18/33	5,390,991
Kreditanstalt fuer Wiederaufbau MTN(g)
8,700,000	2.500		05/28/13	8,861,298
Swedbank AB(a)(g)
3,100,000	2.900		01/14/13	3,138,784
Westpac Banking Corp.(a)(g)
9,800,000	1.900		12/14/12	9,859,016

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 138,766,298

U.S. Treasury Obligations – 26.1%
United States Treasury Bonds
$ 2,300,000	6.125%		11/15/27	$ 3,475,139
3,000,000	5.000		05/15/37	4,325,940
200,000	4.250		05/15/39	261,000
8,500,000	4.375		11/15/39	11,312,396
11,500,000	4.250		11/15/40	15,037,285
22,100,000	4.375		05/15/41	29,499,963
16,500,000	3.750		08/15/41	19,884,479
United States Treasury Inflation Protected Securities
610,255	2.000		07/15/14	647,059
8,434,020	1.625		01/15/15	8,970,339
1,774,170	1.875		07/15/15	1,931,344
3,156,265	0.750		02/15/42	3,322,474
United States Treasury Notes
28,200,000	0.125		12/31/13	28,125,270
214,900,000	0.250	(j)	05/31/14	214,639,967
25,600,000	1.375		11/30/18	26,182,400
9,700,000	1.375		12/31/18	9,917,086
5,300,000	1.000		06/30/19	5,257,759

TOTAL U.S. TREASURY OBLIGATIONS				$ 382,789,900

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$1,654,723,291

Short-term Investment(k) – 11.1%
Repurchase Agreement – 11.1%
Joint Repurchase Agreement Account II
$ 162,200,000	0.193%		07/02/12	$ 162,200,000

TOTAL INVESTMENTS – 124.1%				$1,816,923,291

LIABILITIES IN EXCESS OF OTHER ASSETS – (24.1)%				(352,680,925)

NET ASSETS – 100.0%				$1,464,242,366

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $150,251,756, which represents approximately 10.3% of net assets as of June 30, 2012.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $307,268,712 which represents approximately 21.0% of net assets as of June 30, 2012.

(g)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $58,714,289, which represents approximately 4.0% of net assets as of June 30, 2012.

(h)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012. Total market value of these securities amounts to $70,745,142, which represents approximately 4.8% of net assets as of June 30, 2012.

(i)	Guaranteed by United States Government until maturity. Total market value of these securities amounts to $9,306,867, which represents approximately 0.7% of net assets as of June 30, 2012.

(j)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(k)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
NCUA	— National Credit Union Administration
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Bank of America N.A.	EUR/USD	09/19/12	$918,926	$3,321
	USD/EUR	09/19/12	831,634	4,135
Barclays Bank PLC	GBP/USD	09/19/12	707,748	6,199
	SEK/NOK	09/19/12	898,533	14,976
Citibank NA	AUD/NZD	09/19/12	718,995	255
	AUD/USD	09/19/12	451,594	9,741
	GBP/USD	09/19/12	455,542	3,292
	USD/EUR	09/19/12	2,779,533	3,831
	USD/JPY	09/19/12	4,169,519	23,440
Deutsche Bank AG (London)	AUD/USD	09/19/12	2,271,529	46,813
	EUR/GBP	09/19/12	981,903	3,747
	EUR/USD	09/19/12	920,656	8,728
	GBP/USD	09/19/12	1,938,110	8,262
	USD/GBP	07/12/12	1,056,483	406
HSBC Bank PLC	EUR/USD	09/19/12	950,087	8,871
	SEK/EUR	09/19/12	2,688,936	48,393
JPMorgan Securities, Inc.	AUD/USD	09/19/12	1,627,192	26,923
	EUR/USD	09/19/12	2,833,939	23,390
	USD/GBP	09/19/12	903,587	470
Royal Bank of Canada	CAD/USD	09/19/12	1,585,623	5,623
State Street Bank	NZD/JPY	09/19/12	3,485,246	47,904
	USD/GBP	09/19/12	866,978	2,029
TOTAL				$300,749

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Bank of America N.A.	USD/EUR	09/19/12	$918,926	$(5,925)
Barclays Bank PLC	GBP/USD	09/19/12	932,975	(960)
	NOK/SEK	09/19/12	891,350	(9,075)
	USD/GBP	09/19/12	2,562,410	(22,517)
Citibank NA	JPY/USD	09/19/12	868,295	(10,705)
	USD/AUD	09/19/12	1,755,194	(56,411)
	USD/EUR	09/19/12	2,659,621	(22,147)
	USD/GBP	09/19/12	923,612	(6,610)
	USD/NOK	09/19/12	3,779,548	(50,782)
Credit Suisse International (London)	USD/AUD	09/19/12	1,771,711	(38,123)
	USD/EUR	09/19/12	1,804,663	(16,955)
Deutsche Bank AG (London)	DKK/EUR	09/19/12	1,814,875	(1,202)
	GBP/USD	09/19/12	866,978	(3,712)
	NOK/SEK	09/19/12	1,605,256	(20,714)
	USD/AUD	09/19/12	2,992,082	(44,220)
	USD/CAD	09/19/12	924,056	(7,591)
	USD/EUR	09/19/12	2,663,420	(28,064)
	USD/GBP	09/19/12	884,316	(10,203)
HSBC Bank PLC	USD/AUD	09/19/12	525,308	(15,577)
	USD/GBP	09/19/12	801,208	(6,514)
	USD/NZD	09/19/12	871,445	(15,974)
JPMorgan Securities, Inc.	USD/AUD	09/19/12	717,218	(18,575)
	USD/EUR	07/25/12	7,809,333	(26,267)
	USD/EUR	09/19/12	6,267,944	(61,241)
	USD/GBP	09/19/12	455,542	(3,908)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Royal Bank of Canada	CAD/USD	09/19/12	$1,735,893	$(2,107)
	USD/CAD	09/19/12	3,344,402	(46,459)
	USD/GBP	09/19/12	1,888,401	(18,344)
	USD/JPY	09/19/12	1,771,257	(13,257)
State Street Bank	USD/AUD	09/19/12	1,420,524	(48,506)
	USD/EUR	09/19/12	5,681,119	(64,532)
UBS AG (London)	USD/AUD	09/19/12	849,021	(17,233)
	USD/CAD	09/19/12	884,496	(10,496)
Westpac Banking Corp.	NZD/AUD	09/19/12	533,342	(699)
	USD/AUD	09/19/12	879,760	(8,512)

TOTAL				$(734,117)

FORWARD SALES CONTRACTS — At June 30, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value
FNMA	4.500%	TBA-30yr	07/12/12	$(28,000,000)	$(30,036,563)
FNMA	5.000	TBA-30yr	07/12/12	(6,000,000)	(6,494,063)
FNMA	6.000	TBA-30yr	07/12/12	(4,000,000)	(4,395,938)
TOTAL (Proceeds Receivable: $40,716,641)					$(40,926,564)

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	(75)	September 2012	$(18,660,000)	$(50,794)
Eurodollars	(75)	December 2012	(18,655,313)	(49,856)
Eurodollars	(75)	March 2013	(18,651,562)	(44,231)
Eurodollars	169	March 2014	41,983,825	80,331
Eurodollars	202	June 2014	50,159,125	240,334
Eurodollars	349	September 2014	86,613,075	358,351
Eurodollars	(169)	March 2015	(41,871,863)	(193,039)
Eurodollars	(349)	September 2015	(86,264,075)	(630,681)
Eurodollars	(202)	December 2015	(49,856,125)	(502,930)
Ultra Long U.S. Treasury Bonds	140	September 2012	23,358,125	251,378
2 Year U.S. Treasury Notes	(1)	September 2012	(220,187)	158
5 Year U.S. Treasury Notes	763	September 2012	94,588,156	(30,452)
10 Year U.S. Treasury Notes	581	September 2012	77,490,875	(124,294)
30 Year U.S. Treasury Bonds	(244)	September 2012	(36,104,375)	435,562
TOTAL				$(260,163)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Citibank NA	$5,500	12/19/17	3 month LIBOR	1.250%	$(19,619)	$(15,634)
	14,300	12/19/19	3 month LIBOR	1.750	(207,356)	(31,774)
Credit Suisse First Boston Corp.	45,500	12/19/19	3 month LIBOR	1.750	(634,603)	(126,266)
	17,000	12/19/42	3 month LIBOR	2.500	(26,574)	255,526
TOTAL					$(888,152)	$81,852
(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$7,350	(1.000)%	06/20/14	0.500%	$(53,263)	$(21,577)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	15,400	(1.000)	06/20/14	0.500	(118,075)	(38,733)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	41,100	(1.000)	06/20/14	0.500	(327,191)	(91,304)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	13,775	(1.000)	06/20/14	0.500	(93,038)	(47,224)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	24,250	1.000	06/20/16	0.960	27,487	17,421
Barclays Bank PLC	iTraxx SovX Western Europe Index 7	520	1.000	06/20/17	2.790	(48,174)	7,197
Credit Suisse First Boston Corp.	Prudential Financial, Inc. 4.500%, 7/15/13	1,150	1.000	06/20/15	1.838	(34,699)	7,197
	Safeway Inc. 7.250% 02/01/31	3,875	1.000	06/20/17	3.673	(153,514)	(303,197)
Deutsche Bank Securities, Inc.	MetLife, Inc. 5.000%, 6/15/15	4,200	1.000	03/20/15	2.124	(124,779)	1,695
	iTraxx SovX Western Europe Index 7	1,600	1.000	06/20/17	2.790	(127,270)	1,187
JPMorgan Securities, Inc.	Prudential Financial, Inc. 4.500%, 7/15/13	975	1.000	06/20/15	1.838	(35,518)	12,201
	Safeway Inc. 7.250% 02/01/31	2,225	1.000	06/20/17	3.673	(105,555)	(156,685)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	27,925	1.000	06/20/16	0.960	30,257	21,456
TOTAL						$(1,163,332)	$(590,366)
(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,775,757,640
Gross unrealized gain	48,990,287
Gross unrealized loss	(7,824,636)
Net unrealized security gain	$41,165,651

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 20.1%
Automotive – 0.4%
Ford Motor Credit Co. LLC
$ 1,325,000	2.750%		05/15/15	$ 1,339,306

Banks – 5.2%
Abbey National Treasury Services PLC
GBP 200,000	2.608	(a)	02/16/15	312,948
$ 925,000	4.000		04/27/16	901,591
ANZ Capital Trust II(b)(c)
175,000	5.360		07/29/49	178,500
Bank of America Corp.
1,575,000	6.100		06/15/17	1,669,290
725,000	5.700		01/24/22	798,433
Bank of Scotland PLC(c)
600,000	5.250		02/21/17	660,077
Barclays Bank PLC
900,000	6.750		05/22/19	1,050,037
Citigroup Capital XXI(a)(b)
741,000	8.300		12/21/57	741,741
Citigroup, Inc.
350,000	6.375		08/12/14	374,655
925,000	5.000		09/15/14	949,940
275,000	4.450		01/10/17	287,837
305,000	6.125		11/21/17	337,214
350,000	4.500		01/14/22	361,195
Discover Bank
400,000	8.700		11/18/19	496,998
Fifth Third Bancorp
300,000	3.625		01/25/16	316,911
Fifth Third Bank(a)
450,000	0.576		05/17/13	448,375
HSBC Holdings PLC
1,000,000	6.800		06/01/38	1,124,483
JPMorgan Chase & Co.
575,000	4.350		08/15/21	605,461
Mizuho Corporate Bank Ltd.(c)
675,000	2.550		03/17/17	684,848
MUFG Capital Finance 1 Ltd.(a)(b)
450,000	6.346		07/29/49	483,727
Resona Preferred Global Securities Ltd.(a)(b)(c)
550,000	7.191		07/30/49	565,964
Royal Bank of Scotland PLC(c)
600,000	4.875		08/25/14	616,885
Santander Holdings USA, Inc.
270,000	4.625		04/19/16	264,417
Sparebank 1 Boligkreditt AS(c)
1,500,000	2.300		06/30/17	1,506,510
Swedbank Hypotek AB(a)(c)
400,000	0.911		03/28/14	399,219
The Bear Stearns Cos. LLC
750,000	7.250		02/01/18	892,327
Union Bank NA
1,075,000	2.125		06/16/17	1,073,739

				18,103,322

Brokerage(b) – 0.3%
Morgan Stanley, Inc.
525,000	6.625		04/01/18	550,299
525,000	7.300		05/13/19	562,557

				1,112,856

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals(b) – 0.4%
Ecolab, Inc.
$ 425,000	3.000%		12/08/16	$ 447,950
300,000	4.350		12/08/21	331,475
The Dow Chemical Co.
500,000	7.600		05/15/14	556,454

				1,335,879

Construction Machinery(b) – 0.2%
Case New Holland, Inc.
750,000	7.750		09/01/13	796,875

Consumer Cyclical Services(b) – 0.2%
Ashtead Capital, Inc.(c)
175,000	9.000		08/15/16	181,563
Iron Mountain, Inc.
225,000	8.750		07/15/18	235,125
RSC Equipment Rental/RSC Holdings Inc.
250,000	8.250		02/01/21	265,000

				681,688

Defense(b) – 0.2%
L-3 Communications Corp.
163,000	6.375		10/15/15	166,668
United Technologies Corp.
650,000	3.100		06/01/22	681,655

				848,323

Diversified Manufacturing(b)(c) – 0.2%
Xylem, Inc.
550,000	3.550		09/20/16	580,205

Electric(b) – 0.5%
Arizona Public Service Co.
375,000	8.750		03/01/19	497,408
Ipalco Enterprises, Inc.
300,000	5.000		05/01/18	301,500
Nevada Power Co.
225,000	7.125		03/15/19	285,505
PPL WEM Holdings PLC(c)
505,000	5.375		05/01/21	544,091
Puget Sound Energy, Inc.(a)
250,000	6.974		06/01/67	251,250

				1,879,754

Energy – 2.9%
Anadarko Petroleum Corp.(b)
400,000	8.700		03/15/19	526,545
BP Capital Markets PLC
325,000	3.200		03/11/16	344,659
1,000,000	4.500	(b)	10/01/20	1,125,110
500,000	3.245	(b)	05/06/22	516,791
Gaz Capital SA for Gazprom(d)
870,000	9.250		04/23/19	1,086,412
Newfield Exploration Co.(b)
500,000	7.125		05/15/18	529,375
200,000	5.750		01/30/22	209,000

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Nexen, Inc.(b)
$ 375,000	7.500%	07/30/39	$ 440,866
Petrobras International Finance Co.(b)
60,000	5.750	01/20/20	65,598
450,000	5.375	01/27/21	483,231
Petroleos Mexicanos(b)
270,000	5.500	01/21/21	305,100
Plains Exploration & Production Co.(b)
100,000	6.125	06/15/19	100,000
PTT Exploration and Production Public Co. Ltd.(c)
460,000	5.692	04/05/21	485,011
Range Resources Corp.(b)
50,000	7.500	10/01/17	52,250
150,000	7.250	05/01/18	158,625
Rowan Cos., Inc.(b)
725,000	4.875	06/01/22	731,415
TNK-BP Finance SA
280,000	7.500	07/18/16	312,900
Transocean, Inc.(b)
1,900,000	6.500	11/15/20	2,146,800
Weatherford International Ltd.(b)
400,000	9.625	03/01/19	523,335

			10,143,023

Food & Beverage – 1.0%
Kraft Foods Group, Inc.(c)
400,000	2.250	06/05/17	408,259
Kraft Foods, Inc.
625,000	6.500	02/09/40	803,396
Pernod-Ricard SA(b)(c)
425,000	4.450	01/15/22	440,365
SABMiller Holdings, Inc.(b)(c)
600,000	2.450	01/15/17	618,443
1,075,000	3.750	01/15/22	1,143,212

			3,413,675

Health Care – Services(b) – 0.3%
Cigna Corp.
375,000	2.750	11/15/16	383,075
Express Scripts Holding Co.(c)
525,000	3.900	02/15/22	545,883
HCA, Inc.
250,000	7.875	02/15/20	277,500

			1,206,458

Life Insurance – 0.8%
American International Group, Inc.(b)
600,000	4.875	06/01/22	613,891
MetLife Capital Trust X(b)(c)
400,000	9.250	04/08/38	490,000
Prudential Financial, Inc.
850,000	3.875	01/14/15	886,975
The Northwestern Mutual Life Insurance Co.(b)(c)
650,000	6.063	03/30/40	791,452

			2,782,318

Media – Cable(b) – 0.2%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
400,000	5.875	10/01/19	461,417
DISH DBS Corp.
125,000	7.125	02/01/16	137,188

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media – Cable(b) – (continued)
Virgin Media Finance PLC
$ 207,000	9.500%	08/15/16	$ 231,322

			829,927

Media – Non Cable(b) – 1.1%
NBCUniversal Media LLC
1,375,000	4.375	04/01/21	1,501,655
News America, Inc.
675,000	6.150	02/15/41	794,776
Nielsen Finance LLC
624,000	11.500	05/01/16	709,800
SGS International, Inc.
155,000	12.000	12/15/13	155,387
WPP Finance UK
551,000	8.000	09/15/14	624,615

			3,786,233

Metals & Mining(b) – 0.4%
Newcrest Finance Pty Ltd.(c)
675,000	4.450	11/15/21	692,655
Steel Dynamics, Inc.
675,000	7.750	04/15/16	696,937

			1,389,592

Noncaptive – Financial – 0.5%
Capital One Capital III(b)
500,000	7.686	08/15/36	502,500
GE Capital Trust I(a)(b)
458,000	6.375	11/15/67	468,305
General Electric Capital Corp.
275,000	5.875	01/14/38	315,590
GEO Maquinaria(b)(c)
226,550	9.625	05/02/21	203,260
International Lease Finance Corp.
375,000	8.250	12/15/20	429,375

			1,919,030

Packaging(b)(c) – 0.1%
Plastipak Holdings, Inc.
250,000	8.500	12/15/15	258,125

Paper(b) – 0.2%
PE Paper Escrow GmbH(c)
475,000	12.000	08/01/14	506,113
Rock-Tenn Co.
75,000	5.625	03/15/13	76,125

			582,238

Pipelines – 1.4%
Boardwalk Pipelines LP(b)
575,000	5.875	11/15/16	646,531
El Paso Corp.(b)
500	7.750	01/15/32	568
El Paso Pipeline Partners Operating Co. LLC(b)
700,000	6.500	04/01/20	817,250
Enterprise Products Operating LLC(a)(b)
500,000	8.375	08/01/66	541,250
100,000	7.034	01/15/68	107,250
Southern Star Central Gas Pipeline, Inc.(b)(c)
300,000	6.000	06/01/16	330,573

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
Southern Union Co.(a)(b)
$ 825,000	3.483%	11/01/66	$ 678,562
Tennessee Gas Pipeline Co.
325,000	7.625	04/01/37	404,456
TransCanada PipeLines Ltd.(a)(b)
875,000	6.350	05/15/67	899,062
Western Gas Partners LP(b)
425,000	4.000	07/01/22	421,244

			4,846,746

Property/Casualty Insurance(b) – 0.3%
Mitsui Sumitomo Insurance Co. Ltd.(a)(c)
300,000	7.000	03/15/72	309,132
QBE Capital Funding III Ltd.(a)(c)
525,000	7.250	05/24/41	473,772
Transatlantic Holdings, Inc.
275,000	8.000	11/30/39	323,091

			1,105,995

Real Estate Investment Trust(b) – 1.4%
Developers Diversified Realty Corp.
65,000	9.625	03/15/16	79,056
755,000	7.500	04/01/17	868,954
Duke Realty LP
575,000	4.375	06/15/22	582,580
HCP, Inc.
525,000	6.000	01/30/17	585,260
Healthcare Realty Trust, Inc.
550,000	6.500	01/17/17	602,849
Liberty Property LP
775,000	4.750	10/01/20	823,229
ProLogis(d)
325,000	1.875	11/15/37	324,285
Simon Property Group LP
625,000	10.350	04/01/19	870,675
WEA Finance LLC/WT Finance Australia Property Ltd.(c)
150,000	7.500	06/02/14	163,663

			4,900,551

Schools(b) – 0.3%
Rensselaer Polytechnic Institute
850,000	5.600	09/01/20	975,689

Technology(b) – 0.4%
Fidelity National Information Services, Inc.
425,000	7.875	07/15/20	478,125
Hewlett-Packard Co.
525,000	3.000	09/15/16	540,066
300,000	2.600	09/15/17	300,284

			1,318,475

Tobacco – 0.1%
Altria Group, Inc.
300,000	9.700	11/10/18	413,867

Transportation(b) – 0.1%
Canadian Pacific Railway Ltd.
255,000	4.500	01/15/22	275,505

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – 0.3%
Digicel Ltd.(b)(c)
$ 250,000	8.250%	09/01/17	$ 252,500
Verizon Wireless Capital LLC(b)
150,000	8.500	11/15/18	203,973
VimpelCom Holdings BV(c)
200,000	7.504	03/01/22	187,500
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(c)
230,000	6.493	02/02/16	227,413

			871,386

Wirelines Telecommunications – 0.7%
AT&T, Inc.(b)
725,000	2.950	05/15/16	769,178
450,000	6.400	05/15/38	564,618
Frontier Communications Corp.(b)
625,000	6.250	01/15/13	639,063
MTS International Funding Ltd.
100,000	8.625	06/22/20	114,750
Verizon Communications, Inc.(b)
200,000	6.400	02/15/38	258,897
150,000	8.950	03/01/39	247,656

			2,594,162

TOTAL CORPORATE OBLIGATIONS			$70,291,203

Mortgage-Backed Obligations – 58.5%
Adjustable Rate Non-Agency(a) – 2.2%
Banc of America Funding Corp. Series 2007-E, Class 4A1
$ 931,249	4.953%	07/20/47	$ 647,713
Countrywide Alternative Loan Trust Series 2005-38, Class A3
247,560	0.595	09/25/35	141,987
Countrywide Alternative Loan Trust Series 2007-OA6, Class A1A
2,565,055	0.385	06/25/37	1,638,861
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 2A1A
1,983,937	1.087	04/19/47	1,182,615
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
475,943	0.423	11/19/36	299,672
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
314,335	2.628	08/25/35	230,008
Lehman XS Trust Series 2007-4N, Class 1A1
610,899	0.375	03/25/47	458,258
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
661,448	1.348	12/25/46	198,217
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
382,255	5.024	09/25/35	301,536
Residential Funding Mortgage Securities I Series 2007-SA2, Class 2A1
783,246	3.316	04/25/37	539,852
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22, Class 1A4
2,843,551	2.670	12/25/35	1,218,689
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
1,000,000	2.696	02/25/36	601,690
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
391,940	2.472	03/25/36	283,042

			7,742,140

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – 5.0%
Planned Amortization Class – 0.9%
FHLB REMIC Series 3820, Class DA
$ 2,732,192	4.000%	11/15/35	$ 2,951,360
FNMA REMIC Series 2005-70, Class PA
271,043	5.500	08/25/35	303,064

			3,254,424

Sequential Fixed Rate – 2.9%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
501,573	6.000	03/25/35	405,701
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
1,500,000	4.317	11/25/19	1,709,816
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
1,300,000	2.699	05/25/18	1,368,993
FHLMC Multifamily Structured Pass-Through Certificates Series K705, Class A2
1,000,000	2.303	09/25/18	1,033,324
FHLMC Multifamily Structured Pass-Through Certificates Series K706, Class A2
2,200,000	2.323	10/25/18	2,274,777
FHLMC Multifamily Structured Pass-Through Certificates Series K709, Class A2
800,000	2.086	03/25/19	814,125
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A7
545,864	6.000	02/25/37	382,057
NCUA Guaranteed Notes Series 2010-C1, Class APT
1,234,451	2.650	10/29/20	1,291,199
NCUA Guaranteed Notes Series A4
600,000	3.000	06/12/19	647,070

			9,927,062

Sequential Floating Rate(a) – 1.2%
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
5,730,441	0.495	11/25/36	655,213
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
5,989,105	0.525	08/25/36	1,330,250
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2007-BAR1, Class A3
4,000,000	0.405	03/25/37	1,255,012
FNMA REMIC Series 2011-63, Class FG
907,159	0.695	07/25/41	911,687

			4,152,162

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$17,333,648

Commercial Mortgage-Backed Securities – 0.5%
Sequential Fixed Rate – 0.1%
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM
100,000	5.347	12/10/46	101,985
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class AM
325,000	4.063	12/10/44	327,756

			429,741

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – 0.4%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
$ 225,000	5.817%	04/10/49	$ 227,950
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM
225,000	5.906	06/11/40	237,782
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class B
225,000	4.934	12/10/44	231,591
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class C
150,000	5.825	12/10/44	147,340
FREMF Mortgage Trust Series 2012-K17, Class B(c)
275,000	4.498	12/25/44	262,659
FREMF Mortgage Trust Series 2012-K707, Class C(c)
200,000	4.018	01/25/47	172,799
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	51,530
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	43,355

			1,375,006

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$1,804,747

Federal Agencies – 50.8%
Adjustable Rate FHLMC(a) – 0.1%
223,949	2.529	09/01/35	239,623

FHLMC – 1.2%
69,711	5.000	05/01/18	75,069
171,960	6.500	08/01/37	193,515
9,767	6.000	09/01/37	10,820
390,669	6.500	10/01/37	440,373
12,078	6.000	02/01/38	13,374
66,842	6.000	07/01/38	73,983
198,203	6.500	09/01/38	222,582
12,884	6.000	10/01/38	14,256
21,793	4.500	03/01/41	23,340
967,692	4.000	11/01/41	1,028,824
1,000,000	4.000	05/01/42	1,079,258
1,000,000	4.000	TBA-30yr(e)	1,061,250

			4,236,644

FNMA – 49.1%
975,999	3.070	12/01/17	1,036,022
780,919	2.800	03/01/18	826,799
1,872,897	3.740	05/01/18	2,073,973
630,000	3.840	05/01/18	692,892
6,713	6.000	12/01/18	7,381
1,600,000	4.506	06/01/19	1,809,790
392,385	3.416	10/01/20	423,899
294,465	3.632	12/01/20	322,013
1,867,341	3.763	12/01/20	2,054,973
80,458	6.000	06/01/21	88,266
174,691	5.000	08/01/23	188,981
93,244	5.500	09/01/23	101,657
44,441	5.500	10/01/23	48,517
377,446	5.000	02/01/24	407,102
2,204,568	5.500	05/01/25	2,398,706
619,219	4.000	10/01/31	665,977
71	6.000	03/01/32	79

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 243,295	6.000%	12/01/32	$ 270,250
2,561	6.000	05/01/33	2,846
13,666	5.000	08/01/33	14,902
2,571	5.500	09/01/33	2,833
1,326	6.000	12/01/33	1,481
3,377	5.500	02/01/34	3,721
41,276	6.000	02/01/34	45,870
553	5.500	04/01/34	611
30,781	5.500	12/01/34	33,857
96,134	5.000	04/01/35	104,768
958	6.000	04/01/35	1,058
4,679	5.500	09/01/35	5,140
3,522	6.000	02/01/36	3,889
20,800	6.000	03/01/36	23,018
28,470	6.000	04/01/36	31,470
2,813	6.000	06/01/36	3,101
52,290	6.000	01/01/37	57,374
435	5.500	02/01/37	475
614	5.500	04/01/37	671
802	5.500	05/01/37	876
33,329	6.000	12/01/37	36,987
1,116	5.500	03/01/38	1,220
16,685	6.000	05/01/38	18,512
849	5.500	06/01/38	932
14,573	6.000	06/01/38	16,168
1,177	5.500	07/01/38	1,293
36,378	6.000	07/01/38	40,360
1,075	5.500	08/01/38	1,180
14,316	6.000	08/01/38	15,883
642	5.500	09/01/38	705
315,928	6.000	11/01/38	346,633
406	5.500	12/01/38	444
16,204	4.000	02/01/39	17,238
335,914	4.000	04/01/39	357,358
54,589	4.500	04/01/39	59,530
232,852	4.000	05/01/39	247,717
51,318	4.000	06/01/39	54,594
1,240,602	4.500	07/01/39	1,329,659
129,225	4.000	08/01/39	137,475
60,795	4.500	08/01/39	66,507
29,632	4.000	10/01/39	31,524
1,890,900	4.500	10/01/39	2,026,639
30,382	4.000	11/01/39	32,322
61,271	4.500	11/01/39	67,027
534,704	4.500	12/01/39	584,937
629,673	4.500	01/01/40	675,743
3,794,693	4.500	05/01/40	4,072,333
2,538,175	4.000	08/01/40	2,702,221
5,686,296	4.500	08/01/40	6,102,336
2,918,094	4.000	09/01/40	3,107,673
1,426,327	4.000	10/01/40	1,518,513
265,067	4.500	10/01/40	284,461
5,201,020	4.000	11/01/40	5,537,172
5,890,764	4.000	12/01/40	6,271,491
789,447	4.500	12/01/40	847,207
1,330,454	4.000	01/01/41	1,416,470
71,929	4.000	02/01/41	76,618
729,592	5.000	02/01/41	794,553
726,290	4.000	03/01/41	774,021
891,294	4.500	05/01/41	958,281
606,245	5.000	05/01/41	656,681
89,950	5.000	06/01/41	97,434
294,943	4.000	07/01/41	314,171
151,200	4.000	08/01/41	161,056
215,602	4.500	08/01/41	231,806
1,153,466	4.000	09/01/41	1,228,661

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 438,533	4.500%	09/01/41	$ 471,491
1,793,084	4.000	10/01/41	1,909,973
637,814	4.500	10/01/41	685,751
4,170,521	5.000	10/01/41	4,526,807
3,016,547	4.000	11/01/41	3,213,193
2,467,948	4.000	12/01/41	2,628,833
968,838	4.500	12/01/41	1,041,653
209,133	4.000	01/01/42	223,070
29,513	4.000	02/01/42	31,586
27,502	4.000	03/01/42	29,295
400,000	4.000	05/01/42	431,687
1,300,000	4.000	06/01/42	1,402,984
19,000,000	2.500	TBA-15yr(e)	19,586,329
14,000,000	3.000	TBA-30yr(e)	14,339,765
50,000,000	3.500	TBA-30yr(e)	52,405,235
11,200,000	4.000	TBA-30yr(e)	11,919,284

			171,923,920

GNMA – 0.4%
268,436	3.950	07/15/25	292,119
7,006	5.500	05/15/36	7,770
1,000,000	4.000	TBA-30yr(e)	1,091,015

			1,390,904

TOTAL FEDERAL AGENCIES			$177,791,091

TOTAL MORTGAGE-BACKED OBLIGATIONS			$204,671,626

Agency Debentures – 3.6%
FHLB(f)
$ 2,400,000	4.625%	09/11/20	$ 2,900,428
FHLMC
700,000	0.500	10/15/13	701,394
EUR 600,000	4.375	01/15/14	794,133
$ 2,300,000	1.000	03/08/17	2,309,323
700,000	1.250	05/12/17	709,880
2,100,000	1.000	06/29/17	2,102,654
1,000,000	1.000	07/28/17	1,000,391
1,600,000	2.375	01/13/22	1,643,886
FNMA
300,000	4.125	04/15/14	320,095

TOTAL AGENCY DEBENTURES			$ 12,482,184

Asset-Backed Securities – 6.3%
Collateralized Loan Obligations(a) – 3.0%
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(c)
$ 1,602,024	0.718%	06/20/17	$ 1,570,851
KKR Financial CLO Ltd. Series 2006-1A, Class A1(c)
463,742	0.747	08/25/18	449,619
KKR Financial CLO Ltd. Series 2007-AA, Class A(c)
358,551	1.217	10/15/17	350,793
Liberty CLO Ltd. Series 2005-1A, Class A1C(c)
2,824,008	0.716	11/01/17	2,705,473
Westchester CLO Ltd. Series 2007-1X, Class A1A
6,105,837	0.691	08/01/22	5,639,443

			10,716,179

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – 0.7%
ACE Securities Corp. Series 2007-HE4, Class A2A(a)
$ 7,148,430	0.375%	05/25/37	$ 1,492,212
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(a)
7,141	1.045	10/27/32	6,669
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(a)
5,939	0.905	10/25/32	5,251
Bear Stearns Asset Backed Securities Trust Series 2005-SD4, Class 2A1(a)
872,558	0.645	12/25/42	776,836
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(c)
18,688	1.245	10/25/37	18,693
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(a)
1,879	0.865	01/25/32	1,419
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(a)
1,503	1.004	03/20/31	958
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
200,659	7.000	09/25/37	157,865
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
74,974	7.000	09/25/37	55,607
Home Equity Asset Trust Series 2002-1, Class A4(a)
257	0.845	11/25/32	177
Renaissance Home Equity Loan Trust Series 2003-2, Class A(a)
2,434	0.685	08/25/33	2,026
Renaissance Home Equity Loan Trust Series 2003-3, Class A(a)
6,413	0.745	12/25/33	5,339

			2,523,052

Student Loan(a) – 2.6%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
736,747	0.578	09/25/23	734,934
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
927,827	0.628	06/27/22	921,221
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
802,000	0.548	12/26/18	799,698
College Loan Corp. Trust Series 2006-1, Class A3
1,000,000	0.556	10/25/25	965,001
Education Funding Capital Trust I Series 2004-1, Class A2
304,308	0.628	12/15/22	302,965
GCO Education Loan Funding Trust Series 2006-1, Class A11L
300,000	0.697	05/25/36	246,874
Northstar Education Finance, Inc. Series 2004-1, Class A4
1,280,000	0.656	04/29/19	1,274,268
Northstar Education Finance, Inc. Series 2005-1, Class A1
116,934	0.566	10/28/26	116,181
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, Class A1
796,922	1.591	10/01/35	805,079
SLM Student Loan Trust Series 2011-2, Class A2
325,000	1.445	10/25/34	316,260
South Carolina Student Loan Corp. Series 2005, Class A1
1,028,920	0.567	12/03/18	1,026,806
South Carolina Student Loan Corp. Series 2006-1, Class A1
1,341,633	0.557	12/02/19	1,323,270
US Education Loan Trust LLC Series 2006-1, Class A2(c)
186,429	0.597	03/01/25	184,615

			9,017,172

TOTAL ASSET-BACKED SECURITIES			$22,256,403

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – 3.1%
Sovereign – 2.8%
Federal Republic of Brazil
$ 390,000	5.625%	01/07/41	$ 477,750
Hellenic Republic Government Bond(g)
EUR 120,000	2.000	02/24/23	27,970
120,000	2.000	02/24/24	25,002
120,000	2.000	02/24/25	24,219
120,000	2.000	02/24/26	23,506
120,000	2.000	02/24/27	23,216
110,000	2.000	02/24/28	20,832
150,000	2.000	02/24/29	28,066
150,000	2.000	02/24/30	27,810
210,000	2.000	02/24/31	35,744
270,000	2.000	02/24/32	45,102
110,000	2.000	02/24/33	19,721
290,000	2.000	02/24/34	51,542
340,000	2.000	02/24/35	59,911
300,000	2.000	02/24/36	52,807
260,000	2.000	02/24/37	42,774
460,000	2.000	02/24/38	75,386
480,000	2.000	02/24/39	84,268
580,000	2.000	02/24/40	94,685
470,000	2.000	02/24/41	82,457
490,000	2.000	02/24/42	87,398
Mexico Cetes(h)
MXN 7,320,000	0.000	09/20/12	543,420
17,296,200	0.000	10/18/12	1,279,821
Republic of Argentina(a)
EUR 1,414,000	0.000	12/15/35	161,047
Republic of Colombia
$ 250,000	6.125	01/18/41	326,250
Republic of Indonesia
530,000	8.500	10/12/35	776,450
Republic of South Africa
ZAR 611,609	7.250	01/15/20	75,465
3,565,277	6.750	03/31/21	423,056
7,095,638	10.500	12/21/26	1,058,721
Republic of Venezuela
$ 320,000	12.750	08/23/22	307,200
370,000	9.000	05/07/23	285,825
790,000	8.250	10/13/24	574,725
290,000	7.650	04/21/25	200,100
30,000	11.750	10/21/26	26,475
210,000	9.250	05/07/28	159,075
90,000	11.950	08/05/31	79,650
Russian Federation(c)
200,000	4.500	04/04/22	209,750
United Mexican States
MXN 8,091,900	10.000	12/05/24	848,989
14,603,700	7.750	11/13/42	1,217,422

			9,963,607

Supranational – 0.3%
North American Development Bank
$ 900,000	4.375	02/11/20	1,015,534

TOTAL FOREIGN DEBT OBLIGATIONS			$10,979,141

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Structured Note(a) – 0.6%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL 3,536,660	6.000%	08/15/40	$ 2,100,814

Municipal Debt Obligations – 0.6%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009
$ 210,000	7.550%	04/01/39	$ 270,043
California State GO Bonds Build America Taxable Series 2010
625,000	7.950	03/01/36	739,525

			1,009,568

Illinois – 0.2%
Illinois State GO Bonds Build America Series 2010
500,000	7.350	07/01/35	581,060
Illinois State GO Bonds Taxable-Pension Series 2003
115,000	5.100	06/01/33	108,698

			689,758

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
250,000	6.270	02/15/50	287,655

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 1,986,981

Government Guarantee Obligations – 0.7%
Achmea Hypotheekbank NV(c)(i)
$ 1,095,000	3.200%	11/03/14	$ 1,142,228
Israel Government AID Bond(j)
900,000	5.500	09/18/23	1,174,763
50,000	5.500	04/26/24	65,043
40,000	5.500	09/18/33	53,910

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 2,435,944

U.S. Treasury Obligations – 12.4%
United States Treasury Bonds
$ 300,000	5.000%	05/15/37	$ 432,594
3,200,000	4.375	05/15/41	4,271,488
1,500,000	3.125	02/15/42	1,610,370
United States Treasury Inflation Protected Securities
244,102	2.000	07/15/14	258,824
1,686,804	1.625	01/15/15	1,794,068
354,834	1.875	07/15/15	386,269
712,705	0.750	02/15/42	750,236
United States Treasury Notes
12,900,000	0.250	01/31/14	12,888,260
8,800,000	0.625	07/15/14	8,850,424
1,200,000	0.625	05/31/17	1,194,444
3,800,000	0.750	06/30/17	3,803,724
2,800,000	1.000	06/30/19	2,777,684
4,500,000	1.750	05/15/22	4,536,225

TOTAL U.S. TREASURY OBLIGATIONS			$ 43,554,610

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$370,758,906

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment – 24.9%(k)
Repurchase Agreement – 24.9%
Joint Repurchase Agreement Account II
$ 87,300,000	0.193%	07/02/12	$ 87,300,000

TOTAL INVESTMENTS – 130.8%			$458,058,906

LIABILITIES IN EXCESS OF OTHER ASSETS – (30.8)%			(107,942,530)

NET ASSETS – 100.0%			$350,116,376

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $21,512,673, which represents approximately 6.1% of net assets as of June 30, 2012.

(d)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $100,402,878 which represents approximately 28.7% of net assets as of June 30, 2012.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2012.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $1,142,228, which represents approximately 0.3% of net assets as of June 30, 2012.

(j)	Guaranteed by United States Government until maturity. Total market value of these securities amounts to $1,293,716, which represents approximately 0.4% of net assets as of June 30, 2012.

(k)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Bank of America N.A.	EUR/USD	09/19/12	$229,073	$828
	USD/EUR	09/19/12	206,408	1,027
Barclays Bank PLC	GBP/USD	09/19/12	176,937	1,550
Citibank NA	AUD/NZD	09/19/12	178,733	64
	AUD/USD	09/19/12	112,058	2,417
	GBP/USD	09/19/12	113,886	823
	USD/BRL	07/18/12	1,994,010	168,981
	USD/EUR	09/19/12	691,127	952
	USD/JPY	09/19/12	874,071	4,929
Deutsche Bank AG (London)	AUD/USD	09/19/12	346,418	7,341
	EUR/GBP	09/19/12	244,835	934
	EUR/USD	09/19/12	229,836	2,179
	GBP/USD	09/19/12	483,712	2,062
	MXN/USD	07/27/12	106,677	4,634
HSBC Bank PLC	EUR/USD	09/19/12	236,673	2,210
	SEK/EUR	09/19/12	663,469	11,940
JPMorgan Securities, Inc.	AUD/USD	09/19/12	404,710	6,695
	EUR/USD	09/19/12	704,580	5,812
	USD/GBP	09/19/12	225,897	117
Royal Bank of Canada	CAD/USD	09/19/12	393,395	1,395
Royal Bank of Scotland PLC	AUD/USD	09/19/12	221,464	4,334
	SEK/NOK	09/19/12	223,586	3,784
State Street Bank	NZD/JPY	09/19/12	871,704	11,982
	USD/GBP	09/19/12	215,927	505
TOTAL				$247,495

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Bank of America N.A.	USD/EUR	09/19/12	$229,073	$(1,477)
Barclays Bank PLC	GBP/USD	09/19/12	233,244	(240)
	USD/AUD	09/19/12	221,464	(4,772)
	USD/EUR	09/19/12	229,836	(2,513)
	USD/GBP	09/19/12	640,198	(5,624)
	USD/ZAR	08/08/12	1,400,704	(30,232)
Citibank NA	JPY/USD	09/19/12	336,089	(3,331)
	USD/AUD	09/19/12	436,203	(14,024)
	USD/EUR	09/19/12	662,372	(5,517)
	USD/GBP	09/19/12	230,494	(1,649)
	USD/NOK	09/19/12	769,574	(10,340)
Deutsche Bank AG (London)	DKK/EUR	09/19/12	447,070	(297)
	USD/AUD	09/19/12	967,644	(15,876)
	USD/CAD	09/19/12	229,697	(1,887)
	USD/EUR	09/19/12	663,639	(6,992)
	USD/GBP	09/19/12	220,655	(2,546)
	USD/MXN	07/27/12	1,232,514	(60,613)
HSBC Bank PLC	USD/AUD	09/19/12	131,327	(3,894)
	USD/GBP	09/19/12	200,302	(1,629)
	USD/NZD	09/19/12	217,861	(3,993)
JPMorgan Securities, Inc.	GBP/USD	09/19/12	215,927	(952)
	USD/AUD	09/19/12	178,797	(4,631)
	USD/EUR	07/25/12	2,280,889	(7,672)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
JPMorgan Securities, Inc. (continued)	USD/EUR	09/19/12	$1,662,278	$(16,121)
	USD/GBP	09/19/12	113,886	(978)
Royal Bank of Canada	CAD/USD	09/19/12	439,467	(533)
	USD/CAD	09/19/12	862,293	(11,994)
	USD/GBP	09/19/12	565,559	(5,494)
	USD/JPY	09/19/12	440,295	(3,295)
Royal Bank of Scotland PLC	NOK/SEK	09/19/12	621,350	(6,908)
	USD/AUD	09/19/12	433,169	(14,809)
	USD/EUR	09/19/12	1,407,651	(15,423)
UBS AG (London)	USD/AUD	09/19/12	210,675	(4,276)
	USD/CAD	09/19/12	220,618	(2,618)
Westpac Banking Corp.	NZD/AUD	09/19/12	132,066	(173)
	USD/AUD	09/19/12	3,754,727	(83,723)
TOTAL				$(357,046)

FORWARD SALES CONTRACTS — At June 30, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value
FNMA	4.000%	TBA-30yr	07/12/12	$(17,000,000)	$(18,093,047)
FNMA	5.000	TBA-30yr	07/12/12	(1,000,000)	(1,082,344)
TOTAL (Proceeds Receivable: $19,180,547)					$(19,175,391)

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	86	March 2014	$21,364,550	$40,879
Eurodollars	100	June 2014	24,831,250	118,977
Eurodollars	171	September 2014	42,437,925	176,601
Eurodollars	(86)	March 2015	(21,307,575)	(98,233)
Eurodollars	(171)	September 2015	(42,266,925)	(310,488)
Eurodollars	(100)	December 2015	(24,681,250)	(248,975)
Italian Government Bond	(8)	September 2012	(1,017,056)	(16,073)
Japan 10 Year Government Bonds	(14)	September 2012	(25,166,198)	(25,591)
U.K. Life Long Gilt	(16)	September 2012	(2,984,708)	(13,823)
Ultra Long U.S. Treasury Bonds	83	September 2012	13,848,031	149,109
5 Year German Euro-Bobl	16	September 2012	2,549,019	5,688
10 Year German Euro-Bund	31	September 2012	5,527,574	(104,889)
2 Year U.S. Treasury Notes	127	September 2012	27,963,812	(26,007)
5 Year U.S. Treasury Notes	289	September 2012	35,826,969	(7,231)
10 Year U.S. Treasury Notes	249	September 2012	33,210,375	(76,214)
30 Year U.S. Treasury Bonds	133	September 2012	19,679,844	(197,788)
TOTAL				$(634,058)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Barclays Bank PLC	EUR	13,570	03/31/16	6 month EURO	1.788%	$—	$(172,544)
		15,170	03/31/21	2.625%	6 month EURO	—	602,926
		6,310	05/16/21	2.424	6 month EURO	—	(43,622)
	GBP	8,940	03/29/27	6 month BP	4.014	—	(178,876)
	EUR	6,060	03/31/29	6 month EURO	2.993	—	(446,668)
		2,400	05/16/31	6 month EURO	2.637	—	29,856
	GBP	2,250	03/29/52	3.788	6 month BP	—	76,270
Citibank NA		$9,700	12/19/17	3 month LIBOR	1.250	(34,602)	(27,572)
		1,000	12/19/19	3 month LIBOR	1.750	(14,500)	(2,222)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Citibank NA (continued)	EUR	1,480	05/10/21	2.628%	6 month EURO	$—	$7,291
		3,890	05/10/21	2.630	6 month EURO	—	19,722
		$17,200	12/19/22	3 month LIBOR	2.000%	(131,984)	(14,557)
	EUR	560	05/10/31	6 month EURO	2.920	—	(16,908)
		1,510	05/10/31	6 month EURO	2.924	—	(46,499)
		$6,500	12/19/32	3 month LIBOR	2.500	(174,785)	107,591
Credit Suisse International (London)	EUR	16,800	06/21/15	6 month EURO	1.020	—	(11,436)
		15,300	06/21/17	1.428	6 month EURO	—	4,635
		$27,300	12/19/19	3 month LIBOR	1.750	(439,357)	(17,165)
	GBP	850	12/19/22	2.250	6 month BP	6,628	(2,276)
	EUR	3,000	06/21/23	6 month EURO	2.130	—	27,186
		$700	12/19/42	3 month LIBOR	2.500	(1,094)	10,521
Royal Bank of Scotland PLC	GBP	850	12/19/22	2.250	6 month BP	5,245	(893)
TOTAL						$(784,449)	$(95,240)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$1,400	(1.000)%	06/20/14	0.500%	$(10,145)	$(4,110)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,000	(1.000)	06/20/14	0.500	(23,002)	(7,545)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	7,800	(1.000)	06/20/14	0.500	(62,088)	(17,334)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	2,675	(1.000)	06/20/14	0.500	(18,067)	(9,171)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	4,625	1.000	06/20/16	0.960	5,243	3,322
Barclays Bank PLC	iTraxx SovX Western Europe Index 7	620	1.000	06/20/17	2.790	(57,438)	8,581
JPMorgan Securities, Inc.	CDX North America High Yield Index 18	3,465	5.000	06/20/17	5.870	(167,028)	50,365
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	5,425	1.000	06/20/16	0.960	5,878	4,168
TOTAL						$(326,647)	$28,276

(b)	Credit spread on the Referenced Obligation, together with the term of the swap, contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap conract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$450,956,872
Gross unrealized gain	10,702,540
Gross unrealized loss	(3,600,506)
Net unrealized security gain	$7,102,034

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – 45.5%
British Pound – 4.4%
United Kingdom Gilt Inflation Linked
GBP 870,000	2.500%	07/26/16	$ 4,662,515
United Kingdom Treasury
630,000	2.250	03/07/14	1,019,058
2,630,000	4.000	09/07/16	4,690,609
3,317,000	4.000	03/07/22	6,236,661
1,150,000	4.750	12/07/30	2,366,323
3,160,000	4.500	09/07/34	6,300,619
1,605,000	4.250	12/07/40	3,095,085
260,000	4.250	12/07/49	506,943
1,540,000	4.000	01/22/60	2,921,984

			31,799,797

Canadian Dollar – 2.7%
British Columbia Province of Canada
CAD 800,000	3.250	12/18/21	831,282
Government of Canada
5,720,000	2.500	06/01/15	5,841,636
1,760,000	4.500	06/01/15	1,896,257
1,700,000	4.000	06/01/41	2,252,529
Ontario Province of Canada
1,800,000	4.400	06/02/19	2,003,143
4,200,000	4.000	06/02/21	4,569,341
Quebec Province of Canada
1,800,000	4.250	12/01/21	1,980,796

			19,374,984

Danish Krone – 0.4%
Kingdom of Denmark
DKK 16,000,000	4.000	11/15/15	3,067,804

Euro – 13.6%
Bundesobligation
EUR 1,060,000	0.500	04/07/17	1,332,763
Federal Republic of Germany
2,430,000	3.750	01/04/17	3,511,990
3,260,000	3.500	07/04/19	4,792,254
7,890,000	2.000	01/04/22	10,405,648
1,110,000	1.750	07/04/22	1,425,775
1,360,000	5.625	01/04/28	2,497,991
2,640,000	5.500	01/04/31	4,941,184
1,610,000	4.000	01/04/37	2,666,579
1,240,000	4.250	07/04/39	2,170,387
Government of Finland
7,990,000	3.125	09/15/14	10,737,230
390,000	4.375	07/04/19	582,644
Kingdom of Belgium
2,610,000	4.000	03/28/14	3,479,991
4,515,000	3.500	06/28/17	6,067,409
395,000	3.750	09/28/20	527,500
Kingdom of The Netherlands
9,800,000	4.250	07/15/13	12,922,772
2,900,000	4.000	07/15/16	4,116,580
1,390,000	2.250	07/15/22	1,780,798
Republic of Austria(a)
4,080,000	4.350	03/15/19	5,932,043
Republic of Italy
4,880,000	4.750	05/01/17	6,102,640
4,160,000	4.750	06/01/17	5,163,209

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
EUR 160,000	5.000%	03/01/22	$ 193,178
380,000	5.500	09/01/22	472,133
2,550,000	6.000	05/01/31	3,137,470
720,000	5.000	08/01/34	779,515
Spain Government Bond
1,760,000	5.500	04/30/21	2,095,067
700,000	4.200	01/31/37	605,673

			98,440,423

Japanese Yen – 19.4%
Government of Japan
JPY 2,000,000,000	0.200	06/15/13	25,042,272
800,000,000	1.100	09/20/13	10,128,539
1,000,000,000	1.600	06/20/14	12,876,325
1,400,000,000	0.400	06/20/15	17,662,961
640,000,000	0.400	06/20/16	8,086,474
500,000,000	0.400	09/20/16	6,316,601
500,000,000	1.400	12/20/18	6,654,275
500,000,000	1.100	12/20/21	6,437,287
400,000,000	1.900	06/20/25	5,445,715
875,000,000	2.000	12/20/25	12,010,394
430,000,000	2.100	12/20/26	5,942,279
350,000,000	2.100	12/20/27	4,798,045
280,000,000	1.700	09/20/31	3,539,038
485,000,000	2.500	09/20/34	6,899,711
250,000,000	2.500	03/20/38	3,555,436
100,000,000	2.200	09/20/39	1,340,589
150,000,000	2.200	03/20/41	2,004,511
70,000,000	2.000	09/20/41	895,246

			139,635,698

Mexican Peso – 1.0%
United Mexican States
MXN 34,486,700	10.000	12/05/24	3,618,289
28,314,300	8.500	11/18/38	2,576,553
14,825,000	7.750	11/13/42	1,235,871

			7,430,713

South African Rand – 0.9%
Republic of South Africa
ZAR 2,146,093	7.250	01/15/20	264,802
7,548,213	6.750	03/31/21	895,672
33,349,608	10.500	12/21/26	4,976,005

			6,136,479

South Korean Won – 0.5%
Republic of Korea
KRW 3,819,000,000	5.000	06/10/20	3,654,513

Swedish Krona – 0.7%
Kingdom of Sweden
SEK 11,000,000	6.750	05/05/14	1,755,401
20,000,000	4.500	08/12/15	3,191,696

			4,947,097

United States Dollar – 1.9%
Federal Republic of Brazil
$ 1,250,000	5.625	01/07/41	1,531,250
Quebec Province of Canada
3,350,000	5.125	11/14/16	3,913,329
Republic of Colombia
3,060,000	4.375	07/12/21	3,450,150

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Republic of Indonesia
$ 1,300,000	8.500%		10/12/35	$ 1,904,500
Russian Federation
100,000	5.000		04/29/20	108,625
State of Qatar
1,189,000	5.150		04/09/14	1,261,826
United Mexican States
520,000	6.050		01/11/40	665,600
760,000	5.750		10/12/2110	866,400

				13,701,680

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$ 328,189,188

Corporate Obligations – 22.3%
Automotive(a) – 0.3%
Ford Motor Credit Co. LLC
$ 2,300,000	3.984%		06/15/16	$ 2,372,518

Banks – 8.9%
Abbey National Treasury Services PLC
EUR 1,453,000	4.125		03/03/14	1,858,059
1,400,000	3.375		06/08/15	1,849,601
Bank of America Corp.
$ 1,300,000	5.750		12/01/17	1,385,003
EUR 50,000	4.000	(b)	03/28/18	52,518
$ 900,000	5.000		05/13/21	921,891
1,050,000	5.700		01/24/22	1,156,351
Bank of Scotland PLC
EUR 2,100,000	4.375		07/13/16	2,905,498
$ 2,070,000	5.250	(a)	02/21/17	2,277,267
1,200,000	5.250		02/21/17	1,320,155
Barclays Bank PLC(b)
EUR 850,000	4.500		03/04/19	1,003,066
Canadian Imperial Bank of Commerce
AUD 3,500,000	5.750		12/19/13	3,691,851
Citigroup, Inc.
$ 1,700,000	4.750		05/19/15	1,778,933
950,000	4.450		01/10/17	994,345
GBP 500,000	7.625		04/03/18	905,550
$ 825,000	6.125		05/15/18	910,000
EUR 800,000	7.375		09/04/19	1,187,178
$ 360,000	4.500		01/14/22	371,515
DnB Boligkreditt AS
800,000	2.900		03/29/16	830,740
6,200,000	2.900	(a)	03/29/16	6,438,235
EUR 2,600,000	3.375		01/20/17	3,554,719
HSBC Holdings PLC
$ 1,150,000	6.800		06/01/38	1,293,155
ING Bank NV
1,600,000	4.000	(a)	03/15/16	1,610,877
EUR 650,000	6.125	(b)	05/29/23	751,596
Intesa Sanpaolo SPA
500,000	4.125		01/14/16	612,469
JPMorgan Chase & Co.
$ 325,000	6.000		01/15/18	372,982
1,600,000	4.250		10/15/20	1,660,956
700,000	4.350		08/15/21	737,083
650,000	4.500		01/24/22	699,082
Morgan Stanley, Inc.
1,650,000	4.000		07/24/15	1,631,034
100,000	5.500		07/28/21	97,824

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Rabobank Nederland
EUR 1,300,000	3.875%		04/20/16	$ 1,756,521
Royal Bank of Scotland PLC
295,000	4.750		05/18/16	393,462
550,000	5.375		09/30/19	746,275
800,000	5.500		03/23/20	1,090,253
Sparebank 1 Boligkreditt AS
1,500,000	2.500		06/23/15	1,973,609
$ 4,900,000	2.625	(a)	05/27/16	5,042,296
3,300,000	2.300	(a)	06/30/17	3,314,322
Swedbank Hypotek AB(a)(b)
1,320,000	0.911		03/28/14	1,317,423
WM Covered Bond Program
EUR 700,000	4.375		05/19/14	929,309
2,050,000	4.000		09/27/16	2,788,335

				64,211,338

Chemicals – 0.6%
Ecolab, Inc.
$ 1,550,000	4.350		12/08/21	1,712,621
The Dow Chemical Co.
2,166,000	5.900		02/15/15	2,412,828

				4,125,449

Communications – 1.5%
AT&T, Inc.
950,000	6.300		01/15/38	1,181,263
700,000	5.550		08/15/41	836,651
British Telecommunications PLC
GBP 244,000	6.625		06/23/17	444,657
Comcast Corp.
$ 2,050,000	5.700		05/15/18	2,408,593
NBCUniversal Media LLC
150,000	4.375		04/01/21	163,817
650,000	5.950		04/01/41	767,024
Time Warner Cable, Inc.
950,000	6.550		05/01/37	1,118,766
Verizon New Jersey, Inc.
65,000	8.000		06/01/22	86,404
Verizon Wireless Capital LLC
EUR 950,000	8.750		12/18/15	1,495,218
Vodafone Group PLC
$ 1,950,000	2.875		03/16/16	2,049,225

				10,551,618

Consumer Noncyclical – 1.3%
BAT International Finance PLC
1,208,000	9.500	(a)	11/15/18	1,644,609
GBP 750,000	6.375		12/12/19	1,433,418
CVS Caremark Corp.
$ 275,000	4.125		05/15/21	300,927
1,550,000	6.125		09/15/39	1,911,921
Imperial Tobacco Finance PLC
EUR 300,000	4.375		11/22/13	394,570
GBP 800,000	7.750		06/24/19	1,573,293
Kraft Foods, Inc.
$ 1,200,000	6.500		02/09/40	1,542,521
Pfizer, Inc.
600,000	7.200		03/15/39	898,881

				9,700,140

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Electric – 0.3%
Alliander NV(b)
EUR 350,000	4.875%		11/11/49	$ 451,429
DONG Energy A/S
1,000,000	4.875		12/16/21	1,468,409
350,000	7.750	(b)	06/01/3010	473,930

				2,393,768

Energy – 2.7%
Apache Corp.
$ 1,550,000	3.250		04/15/22	1,613,144
BP Capital Markets PLC
GBP 1,500,000	4.325		12/10/18	2,593,170
EUR 600,000	2.994		02/18/19	786,407
600,000	4.154		06/01/20	843,403
Devon Energy Corp.
$ 1,700,000	3.250		05/15/22	1,719,886
Dolphin Energy Ltd.
728,364	5.888		06/15/19	796,648
1,128,564	5.888	(a)	06/15/19	1,234,367
Gaz Capital SA for Gazprom
1,370,000	9.250		04/23/19	1,710,788
Noble Holding International Ltd.
1,050,000	3.950		03/15/22	1,061,655
Petrobras International Finance Co.
140,000	5.750		01/20/20	153,062
560,000	5.375		01/27/21	601,354
Petroleos Mexicanos
920,000	5.500		01/21/21	1,039,600
Phillips 66(a)
250,000	4.300		04/01/22	264,030
Schlumberger Investment SA(a)
600,000	3.300		09/14/21	628,616
TNK-BP Finance SA
268,000	7.500		07/18/16	299,490
271,000	6.625		03/20/17	296,406
190,000	7.875		03/13/18	217,550
Total Capital International SA
1,350,000	2.875		02/17/22	1,374,622
Weatherford International Ltd.
500,000	9.625		03/01/19	654,169
1,118,000	5.125		09/15/20	1,196,199

				19,084,566

Financial Companies – 1.0%
American Express Credit Corp.
GBP 1,200,000	5.375		10/01/14	2,002,065
$ 700,000	2.800		09/19/16	728,871
GE Capital European Funding
EUR 1,200,000	2.875		06/18/19	1,520,604
Nationwide Building Society
2,550,000	4.625		09/13/12	3,251,445

				7,502,985

Food & Beverage – 1.6%
Anheuser-Busch InBev Worldwide, Inc.
$ 400,000	7.750		01/15/19	524,224
Archer-Daniels-Midland Co.
1,432,000	4.479		03/01/21	1,656,240
Diageo Investment Corp.
1,450,000	2.875		05/11/22	1,488,131
Heineken NV(a)
750,000	3.400		04/01/22	768,131

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – (continued)
Pernod-Ricard SA(a)
$ 400,000	4.450%		01/15/22	$ 414,461
2,800,000	4.250		07/15/22	2,871,302
885,000	5.500		01/15/42	906,304
SABMiller Holdings, Inc.(a)
1,100,000	2.450		01/15/17	1,133,812
1,750,000	3.750		01/15/22	1,861,043

				11,623,648

Health Care - Services(a) – 0.3%
Express Scripts Holding Co.
2,350,000	3.500		11/15/16	2,473,631

Insurance – 1.5%
Allianz Finance II BV(b)
EUR 100,000	5.750		07/08/41	113,980
American International Group, Inc.
$ 750,000	4.875		09/15/16	793,578
AON Financial Services Luxembourg SA
EUR 650,000	6.250		07/01/14	882,417
Cloverie PLC for Zurich Insurance Co., Ltd.(b)
800,000	7.500		07/24/39	1,080,159
Metropolitan Life Global Funding I
GBP 1,050,000	5.250		01/09/14	1,730,465
$650,000	2.000	(a)	01/10/14	656,642
Prudential Financial, Inc.
2,150,000	4.500		11/15/20	2,247,372
QBE Capital Funding III Ltd.(a)(b)
1,000,000	7.250		05/24/41	902,423
Standard Life PLC(b)
EUR 2,200,000	5.314		01/06/49	2,494,552

				10,901,588

Metals & Mining – 0.6%
Anglo American Capital PLC(a)
$ 2,600,000	9.375		04/08/14	2,923,919
Rio Tinto Finance USA Ltd.
752,000	9.000		05/01/19	1,027,108

				3,951,027

Pharmaceuticals – 0.4%
Teva Pharmaceutical Finance Co. BV
2,550,000	3.650		11/10/21	2,695,452

Real Estate Investment Trust – 0.9%
HCP, Inc.
1,850,000	5.375		02/01/21	2,042,637
Simon Property Group LP
2,200,000	5.650		02/01/20	2,563,748
WEA Finance LLC(a)
1,600,000	4.625		05/10/21	1,690,927

				6,297,312

Retailers – 0.1%
Wal-Mart Stores, Inc.
550,000	5.000		10/25/40	646,861

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation – 0.3%
Transnet Ltd.
$ 1,940,000	4.500%	02/10/16	$ 2,027,300

TOTAL CORPORATE OBLIGATIONS			$160,559,201

Foreign Debt Obligation – 0.4%
European Union
EUR 2,300,000	2.500%	12/04/15	$ 3,069,238

Asset-Backed Securities – 3.3%
Home Equity – 0.4%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
$ 216,786	1.245%	10/25/37	$ 216,839
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
1,600,000	1.495	10/25/37	1,311,911
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
2,900,000	1.695	10/25/37	1,408,501
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
118,571	7.000	09/25/37	93,284
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
162,443	7.000	09/25/37	120,481

			3,151,016

Student Loans(b) – 2.9%
Access Group, Inc. Series 2004-2, Class A2
3,768,448	0.616	01/25/16	3,646,550
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
334,885	0.578	09/25/23	334,061
College Loan Corp. Trust Series 2005-1, Class A2
4,000,000	0.566	07/25/24	3,931,886
GCO Education Loan Funding Trust Series 2006-1, Class A11L
700,000	0.697	05/25/36	576,040
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
1,186,736	1.417	02/25/42	1,173,826
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
1,313,082	1.246	07/27/48	1,323,542
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
758,322	1.095	02/25/43	765,071
SLC Student Loan Center Series 2011-1, Class A(a)
1,572,722	1.465	10/25/27	1,574,498
SLC Student Loan Trust Series 2006-1, Class A4
3,000,000	0.548	12/15/21	2,983,796
US Education Loan Trust LLC Series 2006-1, Class A2(a)
621,430	0.597	03/01/25	615,383
Wachovia Student Loan Trust Series 2006-1, Class A4(a)
4,000,000	0.546	04/25/23	3,980,944

			20,905,597

TOTAL ASSET-BACKED SECURITIES			$ 24,056,613

Mortgage-Backed Obligations – 23.8%
Adjustable Rate Non-Agency(b) – 0.3%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
$ 4,937	0.615%	10/25/34	$ 4,635
Countrywide Alternative Loan Trust Series 2005-38, Class A1
247,560	1.647	09/25/35	146,009
Countrywide Alternative Loan Trust Series 2005-82, Class A1
3,294,639	0.515	02/25/36	1,773,829

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
$ 1,147,439	0.454%	03/20/46	$ 548,508

			2,472,981

Collateralized Mortgage Obligations – 2.5%
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1(b)
325,519	2.648	04/20/35	304,698
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
3,000,000	2.699	05/25/18	3,159,214
FHLMC Multifamily Structured Pass-Through Certificates Series K706, Class A2
2,700,000	2.323	10/25/18	2,791,772
FHLMC Multifamily Structured Pass-Through Certificates Series K709, Class A2
800,000	2.086	03/25/19	814,125
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A(b)
524,264	3.385	06/25/34	509,754
Granite Mortgages PLC Series 2004-2, Class 3A(b)
GBP 389,464	1.238	06/20/44	588,636
Granite Mortgages PLC Series 2004-3, Class 3A1(b)
380,035	1.278	09/20/44	574,389
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(b)
$ 1,346,058	2.862	08/19/36	737,225
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1(b)
314,335	2.628	08/25/35	230,008
Luminent Mortgage Trust Series 2006-5, Class A1A(b)
1,391,923	0.435	07/25/36	630,536
NCUA Guaranteed Notes Series 2010-C1, Class APT
3,608,395	2.650	10/29/20	3,774,276
NCUA Guaranteed Notes Series 2010-R1, Class 2A
125,988	1.840	10/07/20	127,878
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(b)
1,497,416	1.147	01/25/46	739,452
Sequoia Mortgage Trust Series 2004-10, Class A3A(b)
320,634	1.073	11/20/34	271,782
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2(b)
154,171	2.746	09/25/34	143,275
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1(b)
783,845	2.840	11/25/34	697,847
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1(b)
740,633	2.804	05/25/34	704,463
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A(b)
1,632,197	0.847	02/25/47	945,276

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$17,744,606

Commercial Mortgage-Backed Securities – 0.3%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM(b)
600,000	5.644	04/10/49	607,866
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM(b)
750,000	5.715	06/11/40	792,607

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – (continued)
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM
$ 150,000	5.347%	12/10/46	$ 152,978
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM(b)
150,000	5.478	02/12/44	154,590
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM(b)
250,000	5.931	12/15/44	216,774

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 1,924,815

Federal Agencies – 20.7%
FHLMC – 1.7%
1,440	5.000	09/01/16	1,540
18,915	5.000	11/01/16	20,212
2,825	5.000	12/01/16	3,021
53,184	5.000	01/01/17	57,031
91,752	5.000	02/01/17	98,613
71,214	5.000	03/01/17	76,534
133,800	5.000	04/01/17	143,802
5,033	5.000	05/01/17	5,410
1,933	5.000	06/01/17	2,078
2,541	5.000	08/01/17	2,731
349,505	5.000	09/01/17	375,634
393,104	5.000	10/01/17	422,485
221,564	5.000	11/01/17	238,124
245,098	5.000	12/01/17	263,419
295,899	5.000	01/01/18	318,231
678,182	5.000	02/01/18	728,603
676,418	5.000	03/01/18	727,151
572,074	5.000	04/01/18	615,297
410,468	5.000	05/01/18	441,547
106,772	5.000	06/01/18	114,597
101,717	5.000	07/01/18	108,781
53,480	5.000	08/01/18	57,345
36,211	5.000	09/01/18	38,995
121,628	5.000	10/01/18	130,900
150,075	5.000	11/01/18	161,488
106,515	5.000	12/01/18	114,701
70,669	5.000	01/01/19	76,107
11,018	5.000	02/01/19	11,875
18,387	5.000	03/01/19	19,815
88,765	5.000	02/01/37	96,234
59,617	4.500	09/01/39	65,125
125,078	5.000	01/01/40	137,557
1,000,100	4.000	05/01/42	1,079,366
5,000,000	4.000	TBA-30yr(c)	5,306,250

			12,060,599

FNMA – 18.9%
3,944	5.000	04/01/18	4,244
49,793	5.000	05/01/18	53,586
6,342	5.000	06/01/18	6,825
5,885	5.000	11/01/18	6,333
4,581	5.000	03/01/19	4,930
6,659	5.000	04/01/19	7,166
4,000,000	4.506	06/01/19	4,524,475
1,667,636	3.416	10/01/20	1,801,570
1,276,015	3.632	12/01/20	1,395,392
786,249	3.763	12/01/20	865,252
400,000	3.830	07/01/21	440,494
13,666	5.000	08/01/33	14,902
9,790	5.500	02/01/34	10,780
9,733	5.500	05/01/34	10,718
6,091	5.500	10/01/34	6,700

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 55,805	5.500%		12/01/34	$ 61,242
11,955	5.500		04/01/35	13,120
12,336	5.500		07/01/35	13,527
17,529	4.000		04/01/39	18,647
43,168	4.000		05/01/39	45,924
110,207	4.500		05/01/39	120,182
48,792	4.500		06/01/39	53,208
1,878,328	4.500	(d)	07/01/39	2,013,164
60,795	4.500		08/01/39	66,507
945,450	4.500		10/01/39	1,013,319
487,650	4.500		02/01/40	523,329
176,774	4.000		08/01/40	188,200
1,593,595	4.000		09/01/40	1,698,544
138,601	4.000		10/01/40	147,559
408,224	4.000		11/01/40	434,607
409,487	4.000		12/01/40	435,953
83,655	4.000		01/01/41	89,061
654,983	4.000		03/01/41	698,355
540,850	4.500		05/01/41	581,498
958,200	4.500		06/01/41	1,030,215
47,799	4.000		07/01/41	50,915
186,599	4.500		07/01/41	200,623
215,602	4.500		08/01/41	231,806
66,620	4.000		09/01/41	70,963
302,841	4.000		10/01/41	322,584
1,738,460	4.500		10/01/41	1,869,117
426,320	4.000		11/01/41	454,112
884,266	4.000		12/01/41	941,911
987,120	4.000		01/01/42	1,051,469
200,000	4.000		06/01/42	215,844
20,000,000	2.500		TBA-15yr(c)	20,617,188
11,000,000	3.000		TBA-30yr(c)	11,266,211
49,000,000	3.500		TBA-30yr(c)	51,386,094
14,800,000	4.000		TBA-30yr(c)	15,756,816
13,000,000	4.500		TBA-30yr(c)	13,945,547

				136,780,728

GNMA – 0.1%
805,307	3.950		07/15/25	876,356

TOTAL FEDERAL AGENCIES				$149,717,683

TOTAL MORTGAGE-BACKED OBLIGATIONS				$171,860,085

Agency Debenture(d) – 0.1%
FHLMC
$ 800,000	2.375%		01/13/22	$ 821,943

Government Guarantee Obligations(e) – 11.7%
Achmea Hypotheekbank NV(a)
$ 2,918,000	3.200%		11/03/14	$ 3,043,853
FMS Wertmanagement
EUR 11,000,000	2.250		07/14/14	14,399,607
10,400,000	2.750		06/03/16	14,036,990
ING Bank NV
2,600,000	3.375		03/03/14	3,436,512
Kreditanstalt fuer Wiederaufbau
1,400,000	3.125		07/04/16	1,930,351
26,100,000	2.000		09/07/16	34,533,991
2,000,000	3.625		01/20/20	2,873,250
AUD 3,000,000	6.000		08/20/20	3,403,350

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(e) – (continued)
LeasePlan Corp. NV
EUR 2,750,000	3.250%	05/22/14	$ 3,647,023
Swedbank AB
2,550,000	3.375	05/27/14	3,391,846

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 84,696,773

U.S. Treasury Obligation – 0.7%
United States Treasury Note
$ 4,600,000	1.750%	05/15/22	$ 4,637,030

Contracts	Exercise Rate	Expiration Date	Value
Options Purchased – 0.0%
Currency Options
Put EUR 1,797,000
Call USD 2,237,265	1.245	07/06/12	$ 155
Put USD 3,050,108
Call MXN 41,633,974	13.650	07/03/12	878
Put USD 3,039,000
Call CNY 19,185,207	6.313	09/11/12	3,933

TOTAL OPTIONS PURCHASED			$ 4,966

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Obligation – 10.1%
Commercial Paper – 10.1%
Rabobank
$ 72,445,235	0.100%	07/02/12	$ 72,445,235

TOTAL INVESTMENTS — 117.9%			$ 850,340,272

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.9)%			(128,928,744)

NET ASSETS — 100.0%			$ 721,411,528

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $62,919,740, which represents approximately 8.7% of net assets as of June 30, 2012.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $118,278,106 which represents approximately 16.4% of net assets as of June 30, 2012.

(d)	All or portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Guaranteed by a foreign government until maturity.

Currency Abbreviations:
AUD	— Australian Dollar
BGN	— New Bulgarian Lev
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Bank of America N.A.	COP/USD	07/03/12	$278,234	$634
	CZK/EUR	09/19/12	377,413	4,330
	EUR/USD	09/19/12	397,587	1,437
	HUF/EUR	09/19/12	761,158	6,338
	HUF/USD	09/19/12	303,424	5,424
	PLN/EUR	09/19/12	378,679	7,131
	USD/EUR	09/19/12	357,614	1,779
	USD/ILS	09/19/12	745,990	10,010
Barclays Bank PLC	BRL/USD	07/05/12	390,082	12,082
	BRL/USD	07/11/12	383,855	2,855
	GBP/USD	09/19/12	306,900	2,688
	KRW/USD	07/16/12	384,412	7,412
	MXN/EUR	09/19/12	379,946	13,034
	MXN/USD	09/19/12	779,724	37,050
	RUB/USD	08/02/12	760,896	7,896
	USD/JPY	08/09/12	138,957,530	110,215
	ZAR/USD	09/19/12	1,600,365	32,125
Citibank NA	AUD/NZD	09/19/12	310,752	110
	AUD/USD	09/19/12	194,421	4,194
	CLP/USD	07/03/12	357,749	12,753
	GBP/USD	09/19/12	197,536	1,427
	KRW/USD	07/05/12	835,256	16,256
	RUB/USD	07/05/12	384,638	2,638
	RUB/USD	07/30/12	1,531,252	26,252
	USD/CNY	09/04/12	2,069,676	13,324
	USD/EUR	09/19/12	1,944,645	2,115
	USD/JPY	09/19/12	1,496,561	8,439
Credit Suisse International (London)	COP/USD	07/05/12	196,469	469
	RUB/USD	07/06/12	1,171,915	17,933
	SGD/USD	09/19/12	481,572	3,512
Deutsche Bank AG (London)	AUD/USD	09/19/12	597,343	12,669
	BRL/USD	07/11/12	384,483	2,483
	CLP/USD	07/03/12	395,275	14,275
	COP/USD	07/05/12	886,514	8,376
	EUR/BGN	11/23/12	3,693,637	4,478
	EUR/CZK	09/19/12	379,780	3,965
	EUR/GBP	09/19/12	423,013	1,614
	EUR/USD	09/19/12	399,257	3,785
	GBP/USD	09/19/12	837,686	3,580
	KRW/USD	07/09/12	388,476	8,476
	KRW/USD	07/13/12	526,155	7,707
	MXN/USD	07/27/12	2,425,813	105,378
	MXN/USD	09/19/12	595,117	24,117
	PHP/USD	07/09/12	392,913	10,913
	RUB/USD	08/02/12	758,816	5,816
	USD/CNY	09/04/12	3,830,657	10,945
	USD/GBP	07/12/12	45,832,313	17,615
	USD/ILS	09/19/12	452,555	3,445
HSBC Bank PLC	BRL/USD	07/02/12	382,158	11,547
	BRL/USD	07/26/12	386,123	10,123
	COP/USD	07/09/12	382,732	732
	CZK/EUR	09/19/12	381,212	6,016
	EUR/USD	09/19/12	408,798	3,817
	HUF/EUR	09/19/12	205,171	8,015

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
HSBC Bank PLC (continued)	KRW/USD	07/12/12	$47,301	$256
	KRW/USD	07/13/12	388,175	7,175
	MXN/EUR	09/19/12	316,609	10,220
	MXN/USD	07/05/12	820,250	19,250
	MYR/USD	07/09/12	457,790	790
	RUB/USD	07/06/12	299,377	1,984
	SEK/EUR	09/19/12	1,163,523	20,940
	SGD/USD	09/19/12	945,127	3,727
	USD/CLP	07/13/12	107,684	778
	USD/CLP	07/25/12	377,875	125
	USD/CNY	09/04/12	1,143,232	14,768
	USD/ILS	09/19/12	373,496	4,504
JPMorgan Securities, Inc.	AUD/USD	09/19/12	700,765	11,594
	EUR/BGN	11/23/12	955,779	2,496
	EUR/USD	09/19/12	1,059,189	7,559
	GBP/USD	07/12/12	92,616	719
	USD/GBP	09/19/12	388,865	202
	USD/ILS	09/19/12	1,133,694	8,306
Royal Bank of Canada	BRL/USD	07/05/12	773,396	10,008
	BRL/USD	07/11/12	307,841	2,515
	BRL/USD	07/23/12	631,020	13,020
	CAD/USD	09/19/12	684,426	2,426
	MXN/USD	09/19/12	6,650,636	312,428
	PLN/USD	09/19/12	392,053	14,053
	SGD/USD	09/19/12	522,370	4,370
	USD/CLP	07/13/12	347,221	464
	USD/DKK	07/17/12	2,674,813	20,740
Royal Bank of Scotland PLC	AUD/USD	09/19/12	380,959	7,455
	RUB/USD	07/05/12	399,733	18,733
	SEK/NOK	09/19/12	389,515	6,593
	TRY/USD	09/19/12	379,471	1,471
	USD/CNY	09/04/12	1,660,781	11,219
	USD/TRY	09/19/12	374,214	2,786
State Street Bank	CAD/USD	09/19/12	981,107	6,107
	MXN/USD	07/05/12	815,527	14,527
	MXN/USD	09/19/12	1,363,466	58,466
	NZD/JPY	09/19/12	1,500,745	20,627
	TRY/USD	09/19/12	377,962	1,962
	USD/GBP	09/19/12	372,964	873
	ZAR/USD	09/19/12	665,337	8,990
UBS AG (London)	MXN/EUR	09/19/12	79,171	2,530
	RUB/USD	07/05/12	387,761	5,761
	RUB/USD	07/16/12	459,482	3,482
TOTAL				$1,328,748

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Bank of America N.A.	CNY/USD	09/04/12	$829,615	$(8,385)
	EUR/HUF	09/19/12	427,974	(17,633)
	EUR/PLN	09/19/12	387,179	(3,434)
	HUF/EUR	09/19/12	374,880	(805)
	PEN/USD	07/19/12	2,259,729	(13,272)
	USD/CLP	07/12/12	209,810	(2,737)
	USD/COP	07/03/12	286,948	(7,948)
	USD/EUR	09/19/12	397,587	(2,564)
	USD/PEN	07/19/12	1,478,898	(21,898)
	USD/PLN	09/19/12	396,545	(16,545)
Barclays Bank PLC	GBP/USD	09/19/12	401,513	(413)
	MYR/USD	07/05/12	379,149	(851)
	MYR/USD	07/09/12	224,328	(1,279)
	USD/COP	07/05/12	766,872	(24,305)
	USD/EUR	09/19/12	377,413	(446)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Barclays Bank PLC (continued)	USD/GBP	09/19/12	$1,108,512	$(9,758)
	USD/MXN	07/27/12	2,258,367	(155,167)
	USD/MYR	07/09/12	839,859	(4,859)
	USD/SGD	09/19/12	523,421	(5,421)
	USD/TWD	07/19/12	754,235	(2,235)
	USD/ZAR	08/08/12	5,700,181	(123,029)
	USD/ZAR	09/19/12	924,303	(20,303)
Citibank NA	ILS/USD	09/19/12	376,548	(4,452)
	JPY/USD	09/19/12	455,553	(5,085)
	PEN/USD	07/19/12	835,403	(2,597)
	RUB/USD	07/06/12	757,355	(2,535)
	TWD/USD	07/19/12	754,705	(1,295)
	USD/AUD	09/19/12	758,671	(24,404)
	USD/EUR	09/19/12	1,532,448	(12,262)
	USD/GBP	09/19/12	400,504	(2,866)
	USD/KRW	07/18/12	454,481	(7,897)
	USD/MXN	09/19/12	393,136	(17,136)
	USD/NOK	09/19/12	1,498,922	(20,140)
	USD/RUB	07/06/12	1,729,956	(18,428)
Credit Suisse International (London)	CLP/USD	07/13/12	408,164	(63)
	USD/AUD	09/19/12	761,917	(16,394)
	USD/CLP	07/03/12	934,895	(34,646)
	USD/EUR	09/19/12	781,736	(7,346)
	USD/PLN	09/19/12	385,821	(9,821)
	USD/RUB	07/05/12	1,172,131	(17,939)
Deutsche Bank AG (London)	BGN/EUR	11/23/12	623,639	(2,529)
	CNY/USD	09/04/12	7,874,731	(107,436)
	DKK/EUR	09/19/12	783,955	(519)
	GBP/USD	07/12/12	1,245,348	(1,103)
	GBP/USD	09/19/12	372,964	(1,597)
	ILS/USD	09/19/12	2,259,092	(18,292)
	MYR/USD	07/09/12	128,337	(1,040)
	PEN/USD	07/19/12	770,749	(2,251)
	TWD/USD	07/19/12	754,970	(30)
	USD/AUD	09/19/12	1,287,556	(19,029)
	USD/CAD	08/10/12	19,272,341	(159,922)
	USD/CAD	09/19/12	400,389	(3,289)
	USD/COP	07/05/12	316,111	(11,111)
	USD/COP	07/09/12	351,938	(4,938)
	USD/COP	07/18/12	883,939	(8,109)
	USD/CZK	09/19/12	383,981	(3,481)
	USD/EUR	09/19/12	1,902,262	(12,875)
	USD/GBP	09/19/12	383,600	(4,426)
	USD/KRW	07/05/12	393,550	(12,550)
	USD/KRW	07/11/12	387,731	(6,731)
	USD/KRW	07/12/12	390,944	(9,944)
	USD/KRW	07/13/12	231,857	(1,159)
	USD/KRW	07/16/12	385,990	(8,990)
	USD/KRW	07/18/12	3,251,277	(73,377)
	USD/KRW	07/23/12	379,061	(2,061)
	USD/KRW	07/27/12	764,087	(12,087)
	USD/MXN	07/27/12	552,455	(43,756)
	USD/PEN	07/19/12	387,469	(5,469)
	USD/PLN	09/19/12	1,083,206	(37,388)
	USD/SEK	07/30/12	5,442,958	(171,730)
	USD/TWD	07/19/12	753,983	(1,983)
	USD/ZAR	09/19/12	294,237	(5,237)
HSBC Bank PLC	CZK/EUR	09/19/12	378,679	(96)
	EUR/CZK	09/19/12	384,444	(3,232)
	EUR/PLN	09/19/12	385,039	(2,560)
	USD/AUD	09/19/12	227,420	(6,744)
	USD/BRL	07/05/12	389,175	(7,175)
	USD/BRL	07/23/12	762,594	(9,594)
	USD/BRL	08/06/12	379,396	(11,184)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
HSBC Bank PLC (continued)	USD/CLP	07/13/12	$182,890	$(890)
	USD/CZK	09/19/12	1,429,681	(25,467)
	USD/EUR	07/25/12	225,813,905	(751,524)
	USD/EUR	09/19/12	764,958	(11,482)
	USD/GBP	09/19/12	347,426	(2,824)
	USD/KRW	07/05/12	441,706	(13,638)
	USD/KRW	07/12/12	391,493	(10,493)
	USD/MXN	07/05/12	408,985	(8,485)
	USD/MXN	09/19/12	255,306	(13,306)
	USD/MYR	07/26/12	378,209	(2,209)
	USD/NZD	09/19/12	375,380	(6,881)
	USD/PEN	07/19/12	387,612	(5,612)
	USD/PLN	09/19/12	389,456	(9,456)
	USD/RUB	07/16/12	443,365	(3,963)
JPMorgan Securities, Inc.	USD/AUD	09/19/12	310,862	(8,051)
	USD/EUR	09/19/12	5,511,115	(48,919)
	USD/GBP	09/19/12	197,536	(1,695)
Royal Bank of Canada	CAD/USD	09/19/12	752,087	(913)
	CLP/USD	07/03/12	181,871	(447)
	USD/AUD	07/10/12	6,584,851	(239,358)
	USD/BRL	07/02/12	382,158	(1,158)
	USD/BRL	07/05/12	774,303	(11,303)
	USD/BRL	07/11/12	389,322	(3,334)
	USD/BRL	08/06/12	551,348	(16,125)
	USD/CAD	09/19/12	1,627,896	(22,737)
	USD/GBP	09/19/12	1,115,474	(10,836)
	USD/HUF	09/19/12	2,342,176	(115,694)
	USD/JPY	09/19/12	761,701	(5,701)
	USD/KRW	07/26/12	380,301	(4,301)
	USD/MXN	07/27/12	6,451,799	(335,987)
	USD/SGD	09/19/12	1,026,909	(9,205)
Royal Bank of Scotland PLC	NOK/SEK	09/19/12	1,080,498	(12,014)
	USD/AUD	09/19/12	542,382	(18,542)
	USD/EUR	09/19/12	5,172,856	(56,676)
	USD/MXN	07/05/12	1,222,709	(21,709)
	USD/MYR	07/05/12	385,244	(4,244)
	USD/ZAR	09/19/12	383,915	(11,675)
State Street Bank	USD/CAD	09/19/12	981,872	(6,872)
	USD/MXN	09/19/12	393,409	(15,409)
	USD/SGD	09/19/12	483,716	(5,656)
	USD/TRY	09/19/12	376,308	(308)
	USD/ZAR	09/19/12	665,337	(21,060)
UBS AG (London)	PEN/USD	07/19/12	762,401	(8,599)
	USD/AUD	09/19/12	365,521	(7,419)
	USD/CAD	09/19/12	380,515	(4,515)
	USD/PHP	07/09/12	379,744	(1,744)
	USD/RUB	07/06/12	308,294	(9,294)
	USD/SGD	09/19/12	455,410	(4,410)
Westpac Banking Corp.	NZD/AUD	09/19/12	229,591	(301)
	USD/AUD	09/19/12	444,960	(4,306)
TOTAL				$(3,360,364)

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Australia 10 Year Treasury Bonds	11	September 2012	$1,412,466	$6,579
Japan 10 Year Government Bonds	(17)	September 2012	(30,558,954)	(21,227)
Ultra Long U.S. Treasury Bonds	65	September 2012	10,844,844	87,111
2 Year German Euro-Schatz	(319)	September 2012	(44,606,196)	55,192
5 Year German Euro-Bobl	(19)	September 2012	(3,026,960)	30,984
10 Year German Euro-Bund	110	September 2012	19,613,972	(353,712)
2 Year U.S. Treasury Notes	40	September 2012	8,807,500	(8,191)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
5 Year U.S. Treasury Notes	163	September 2012	$20,206,906	$10,380
10 Year U.S. Treasury Notes	(32)	September 2012	(4,268,000)	42,923
30 Year U.S. Treasury Bonds	67	September 2012	9,913,906	(116,335)
TOTAL				$(266,296)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Barclays Bank PLC		$7,310	(a)	12/19/14	0.750%	3 month LIBOR	$16,120	$4,923
	EUR	15,400	(a)	06/19/15	6 month EURO	1.010%	—	(7,546)
		5,890	(a)	04/25/16	6 month EURO	1.610	—	(44,402)
		16,280	(a)	05/02/16	6 month EURO	1.585	—	(109,279)
		14,100	(a)	06/19/17	1.399	6 month EURO	—	(14,650)
		20,050	(a)	12/19/17	6 month EURO	1.500	(15,626)	(53,293)
		6,300	(a)	04/25/21	2.451	6 month EURO	—	149,157
		17,440	(a)	05/02/21	2.477	6 month EURO	—	441,934
		3,890	(a)	05/18/21	2.430	6 month EURO	—	(25,802)
		2,800	(a)	06/19/23	6 month EURO	2.070	—	44,277
	GBP	6,530	(a)	03/29/27	6 month BP	4.014	—	(130,656)
	EUR	2,460	(a)	04/25/29	6 month EURO	2.832	—	(114,374)
		6,820	(a)	05/02/29	6 month EURO	2.883	—	(369,559)
		1,480	(a)	05/18/31	6 month EURO	2.630	—	20,016
		$670	(a)	12/19/42	2.500	3 month LIBOR	(1,953)	(7,071)
	GBP	1,640	(a)	03/29/52	3.788	6 month BP	—	55,592
Citibank NA	KRW	8,068,285		07/15/14	3.905	3 month KWCDC	—	94,113
	EUR	1,670	(a)	05/10/21	2.627	6 month EURO	—	8,227
		4,390	(a)	05/10/21	2.630	6 month EURO	—	22,257
		11,400	(a)	05/16/21	2.425	6 month EURO	—	(78,158)
	GBP	1,510	(a)	12/19/22	6 month BP	2.250	(16,086)	8,355
	EUR	640	(a)	05/10/31	6 month EURO	2.920	—	(19,323)
		1,700	(a)	05/10/31	6 month EURO	2.924	—	(52,350)
		4,340	(a)	05/16/31	6 month EURO	2.620	—	65,084
		2,375	(a)	12/19/42	2.000	6 month EURO	(186,633)	(28,879)
Credit Suisse First Boston Corp.		15,800	(a)	06/21/15	6 month EURO	1.020	—	(10,755)
		13,260	(a)	06/25/15	6 month EURO	1.020	—	(7,786)
		14,500	(a)	06/21/17	1.428	6 month EURO	—	4,393
		12,130	(a)	06/25/17	1.435	6 month EURO	—	4,602
	JPY	749,000	(a)	12/19/17	0.500	6 month JYOR	21,035	8,479
	GBP	930	(a)	12/19/22	2.250	6 month BP	7,252	(2,490)
		$30,210	(a)	12/19/22	3 month LIBOR	2.000	(217,895)	(39,488)
	EUR	2,900	(a)	06/21/23	6 month EURO	2.130	—	26,279
		2,410	(a)	06/25/23	6 month EURO	2.150	—	17,153
Morgan Stanley Capital Services, Inc.		5,680	(a)	04/28/16	6 month EURO	1.662	—	(49,646)
		6,090	(a)	04/28/21	2.512	6 month EURO	—	173,306
		3,770	(a)	05/03/21	2.820	6 month EURO	—	61,296
		2,370	(a)	04/28/29	6 month EURO	2.906	—	(137,662)
		1,460	(a)	05/03/31	6 month EURO	3.064	—	(76,058)
Royal Bank of Canada	CAD	6,800	(a)	09/27/17	6 month CDOR	1.921	—	(101,416)
		9,100	(a)	09/27/22	2.697	6 month CDOR	—	380,608
		2,400	(a)	09/27/42	6 month CDOR	2.882	—	(128,105)
Royal Bank of Scotland PLC	GBP	930	(a)	12/19/22	2.250	6 month BP	5,739	(977)
UBS AG (London)	CHF	5,400		01/06/17	2.105	6 month CHFOR	—	510,261
TOTAL							$(388,047)	$490,587

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$16,650	(1.000)%	06/20/14	0.500%	$(120,657)	$(48,879)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	28,700	(1.000)	06/20/14	0.500	(193,843)	(98,391)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	5,400	1.000	06/20/16	0.960	6,121	3,879
Barclays Bank PLC	iTraxx SovX Western Europe Index 7	960	1.000	06/20/17	2.790	(88,937)	13,287
Deutsche Bank Securities, Inc.	iTraxx SovX Western Europe Index 7	2,120	1.000	06/20/17	2.790	(172,116)	5,057
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	24,050	1.000	06/20/16	0.960	26,058	18,479
TOTAL						$(543,374)	$(106,568)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the six months ended June 30, 2012, the Fund had the following written options activity:

	Notional Amount (000s)	Premiums Received
Contracts Outstanding March 31, 2012	$1,720	$15,394
Contracts Written	3,000	12,334
Contracts Bought to Close	—	—
Contracts Expired	(4,720)	(27,728)
Contracts Outstanding June 30, 2012	$—	$—

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$832,709,258
Gross unrealized gain	35,546,217
Gross unrealized loss	(17,915,203)
Net unrealized security gain	$17,631,014

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 11.4%
Automotive – 0.5%
Ford Motor Co.
$ 7,750,000	7.450%		07/16/31	$ 9,697,188

Banks – 2.7%
Abbey National Treasury Services PLC(a)
GBP 1,800,000	2.608		02/16/15	2,816,535
ANZ Capital Trust II(b)(c)
$ 1,700,000	5.360		12/15/49	1,734,000
Bank of Scotland PLC(b)
5,700,000	5.250		02/21/17	6,270,735
Citigroup Capital XXI(a)(c)
8,250,000	8.300		12/21/57	8,258,250
HSBC Capital Funding LP(a)(c)
EUR 4,975,000	5.369		03/24/49	5,825,980
National City Preferred Capital Trust I(a)(c)
$ 7,850,000	12.000		12/10/49	8,116,586
Regions Bank
4,975,000	7.500		05/15/18	5,559,562
Sparebank 1 Boligkreditt AS(b)
8,700,000	2.300		06/30/17	8,737,758
US Bank NA(a)(c)
EUR 3,150,000	1.076		02/28/17	3,637,105
Westpac Capital Trust III(a)(b)(c)
$ 2,585,000	5.819		09/30/49	2,535,084

				53,491,595

Chemicals(b)(c) – 0.3%
LyondellBasell Industries NV
5,900,000	5.750		04/15/24	6,258,058

Electric(c) – 0.4%
CMS Energy Corp.
4,760,000	5.050		03/15/22	4,938,500
Puget Sound Energy, Inc.(a)
2,000,000	6.974		06/01/67	2,010,000

				6,948,500

Energy(c) – 1.8%
Newfield Exploration Co.
1,721,000	6.625		04/15/16	1,764,025
2,050,000	6.875		02/01/20	2,173,000
Plains Exploration & Production Co.
3,300,000	6.125		06/15/19	3,300,000
SandRidge Energy, Inc.
7,000,000	7.500		03/15/21	6,877,500
2,300,000	8.125	(b)	10/15/22	2,305,750
Transocean, Inc.
6,025,000	6.500		11/15/20	6,807,615
2,525,000	6.375		12/15/21	2,888,017
Trinidad Drilling Ltd.(b)
7,175,000	7.875		01/15/19	7,623,437
Whiting Petroleum Corp.
2,100,000	7.000		02/01/14	2,226,000

				35,965,344

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Environmental(c) – 0.1%
Casella Waste Systems, Inc.
$ 2,100,000	11.000%		07/15/14	$ 2,226,000

Health Care – Services(c) – 0.6%
Fresenius Medical Care US Finance, Inc.(b)
7,050,000	5.750		02/15/21	7,349,625
Tenet Healthcare Corp.
3,725,000	6.250		11/01/18	3,929,875

				11,279,500

Lodging(b)(c) – 0.2%
Host Hotels & Resorts LP
4,300,000	5.250		03/15/22	4,396,750

Media – Cable(c) – 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
6,325,000	7.000		01/15/19	6,862,625
DISH DBS Corp.
800,000	6.625		10/01/14	856,000
Virgin Media Finance PLC
600,000	9.500		08/15/16	670,500

				8,389,125

Metals & Mining(b)(c) – 0.3%
Calcipar SA
5,692,000	6.875		05/01/18	5,569,861

Noncaptive – Financial(c) – 0.4%
CIT Group, Inc.(b)
4,200,000	5.250		04/01/14	4,357,500
GEO Maquinaria
3,644,500	9.625	(b)	05/02/21	3,269,837
719,050	9.625		05/02/21	645,444

				8,272,781

Packaging(b)(c) – 0.1%
Reynolds Group Holdings Ltd.
1,500,000	9.875		08/15/19	1,552,500

Paper(b)(c) – 0.3%
PE Paper Escrow GmbH
2,224,000	12.000		08/01/14	2,369,672
Sappi Papier Holding GmbH
4,200,000	7.750		07/15/17	4,231,500

				6,601,172

Pipelines(c) – 1.1%
Carrizo Oil & Gas, Inc.(d)
117,000	4.375		06/01/28	115,957
Enterprise Products Operating LLC(a)
3,875,000	8.375		08/01/66	4,194,688
3,175,000	7.034		01/15/68	3,405,188
Regency Energy Partners LP
1,105,000	9.375		06/01/16	1,215,500
5,000,000	6.500		07/15/21	5,225,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Pipelines(c) – (continued)
Southern Union Co.(a)
$ 8,775,000	3.483%		11/01/66	$ 7,217,437

				21,373,770

Property/Casualty Insurance(a)(b)(c) – 0.1%
Mitsui Sumitomo Insurance Co. Ltd.
2,650,000	7.000		03/15/72	2,730,669

Real Estate(c) – 0.0%
CB Richard Ellis Services, Inc.
520,000	11.625		06/15/17	590,200

Retailers(c) – 0.2%
Burlington Coat Factory Warehouse Corp.
3,075,000	10.000		02/15/19	3,267,188

Services Cyclical - Rental Equipment(c) – 0.2%
UR Financing Escrow Corp.
3,480,000	10.875		06/15/16	3,906,300

Wireless Telecommunications(c) – 1.0%
Intelsat Luxembourg SA(e)
675,000	11.500		02/04/17	698,625
3,175,000	11.500	(b)	02/04/17	3,278,187
Nextel Communications, Inc.
5,545,000	5.950		03/15/14	5,545,000
Sprint Nextel Corp.(b)
5,500,000	9.000		11/15/18	6,173,750
2,750,000	11.500		11/15/21	3,080,000

				18,775,562

Wirelines Telecommunications(c) – 0.7%
Frontier Communications Corp.
8,725,000	8.250		04/15/17	9,401,187
Windstream Corp.
5,000,000	7.750		10/01/21	5,325,000

				14,726,187

TOTAL CORPORATE OBLIGATIONS				$ 226,018,250

Mortgage-Backed Obligations – 74.3%
Adjustable Rate Non-Agency(a) – 8.8%
American Home Mortgage Assets Series 2007-2, Class A1
$ 2,459,605	0.370%		03/25/47	$ 1,364,625
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
1,378,109	0.465		08/25/36	689,132
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
5,992,915	0.445		09/25/47	3,579,958
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
984,188	0.505		12/25/35	678,494
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
3,154,025	1.627		01/25/36	2,173,915
Countrywide Alternative Loan Trust Series 2005-81, Class A1
11,296,129	0.525		02/25/37	5,981,456
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
2,100,169	0.745		05/25/35	1,481,879
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
2,492,216	1.527		11/25/47	1,326,802
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
15,561,635	0.375		03/25/47	7,420,259
Harborview Mortgage Loan Trust Series 2005-09, Class 2A1A
1,487,134	0.584		06/20/35	1,155,002
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
1,571,676	2.628		08/25/35	1,150,041
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
8,107,308	5.009		11/25/35	5,955,793
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
6,364,402	0.465		04/25/46	3,397,091

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
$ 11,294,987	0.425%	02/25/37	$4,849,110
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
10,246,037	0.425	07/25/37	6,557,279
Lehman XS Trust Series 2006-GP1, Class A2A
5,660,095	0.415	05/25/46	4,859,894
Lehman XS Trust Series 2007-15N, Class 4A1
13,445,793	1.145	08/25/47	7,342,610
Lehman XS Trust Series 2007-16N, Class 2A2
657,047	1.095	09/25/47	394,962
Lehman XS Trust Series 2007-7N, Class 1A1A
30,049,140	0.465	06/25/47	16,037,118
Luminent Mortgage Trust Series 2006-7, Class 2A1
13,988,414	0.415	12/25/36	7,559,645
Luminent Mortgage Trust Series 2007-2, Class 2A1
3,138,056	0.475	05/25/37	1,401,253
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
7,082,908	0.395	03/25/47	4,704,532
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
2,421,366	0.445	05/25/47	1,291,114
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
8,366,809	1.147	01/25/46	4,131,688
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
14,242,450	6.341	11/25/37	6,280,691
Residential Accredit Loans, Inc. Series 2007-QO3, Class A1
20,638,011	0.405	03/25/47	11,710,156
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
9,991,765	3.027	09/25/35	7,502,042
Structured Adjustable Rate Mortgage Loan Trust Series 2006-04, Class 5A1
9,301,085	5.378	05/25/36	6,661,214
Structured Asset Mortgage Investments, Inc. Series 2005-AR7, Class 5A1
2,159,987	1.607	03/25/46	1,195,881
Structured Asset Mortgage Investments, Inc. Series 2006-AR6, Class 1A3
738,713	0.435	07/25/46	318,004
Structured Asset Mortgage Investments, Inc. Series 2006-AR7, Class A1A
790,539	0.455	08/25/36	418,282
Structured Asset Mortgage Investments, Inc. Series 2006-AR8, Class A1A
6,358,785	0.445	10/25/36	3,393,839
Structured Asset Mortgage Investments, Inc. Series 2007-AR7, Class 1A1
2,346,352	1.095	05/25/47	1,223,073
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
4,602,958	1.122	06/25/46	1,856,246
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR12, Class 1A6
8,175,000	2.451	10/25/35	6,555,028
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR9, Class A1A
2,004,834	0.565	07/25/45	1,631,189
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
3,253,667	0.565	08/25/45	2,628,936

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(a) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
$ 849,350	0.515%	12/25/45	$ 670,710
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6, Class 2A1A
784,280	0.475	04/25/45	614,781
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
543,668	0.515	07/25/45	430,348
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
1,970,773	0.535	07/25/45	1,577,488
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
5,526,329	1.067	09/25/46	2,611,585
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR15, Class 1A
6,502,220	0.987	11/25/46	4,349,145
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR17, Class 1A
12,028,645	0.967	12/25/46	6,932,465
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
2,409,273	1.142	06/25/46	1,007,946
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
12,842,807	0.852	01/25/47	5,041,556
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class 1A
8,319,019	0.917	05/25/47	5,133,078

			175,227,335

Collateralized Mortgage Obligations – 10.8%
Inverse Floaters(a) – 0.4%
FNMA Series 2007-32, Class S
24,358,496	6.525	04/25/37	4,405,534
FNMA Series 2007-47, Class BS
16,735,160	6.545	05/25/37	3,035,676

			7,441,210

Regular Floater(a) – 5.0%
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
2,416,793	1.045	12/25/35	1,494,176
FHLMC REMIC Series 3371, Class FA
2,293,725	0.842	09/15/37	2,315,941
FHLMC REMIC Series 3545, Class FA
6,143,208	1.099	06/15/39	6,233,306
FHLMC Series 3084 Class FN
6,093,176	0.742	12/15/34	6,137,700
FHLMC Series 3231 Class FB
3,155,597	0.592	10/15/36	3,162,421
FHLMC Series 3314 Class FC
2,813,207	0.642	12/15/36	2,822,047
FHLMC Series 3827 Class KF
1,962,519	0.612	03/15/41	1,968,693
FHLMC Series 3830 Class FD
1,962,989	0.602	03/15/41	1,968,598
FNMA Series 2005-102, Class DF
8,891,248	0.545	11/25/35	8,892,551
FNMA Series 2006-45, Class TF
4,008,397	0.645	06/25/36	4,022,546
FNMA Series 2006-76, Class QF
4,049,554	0.645	08/25/36	4,064,672

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(a) – (continued)
FNMA Series 2006-79, Class PF
$ 4,946,617	0.645%	08/25/36	$ 4,966,181
FNMA Series 2007-75, Class VF
1,319,948	0.695	08/25/37	1,326,646
FNMA Series 2007-91, Class FB
4,026,277	0.845	10/25/37	4,066,059
FNMA Series 2009-84, Class WF
2,308,160	1.345	10/25/39	2,360,132
FNMA Series 2010-89, Class CF
11,355,840	0.695	02/25/38	11,420,948
FNMA Series 2011-59, Class FW
6,530,093	0.605	07/25/41	6,556,143
FNMA Series 2011-86, Class DF
2,662,379	0.745	09/25/41	2,681,992
Granite Mortgages PLC Series 2003-2, Class 3A
GBP 3,471,366	1.494	07/20/43	5,246,668
Granite Mortgages PLC Series 2003-3, Class 2A
EUR 254,210	1.121	01/20/44	311,117
Granite Mortgages PLC Series 2004-2, Class 3A
GBP 3,625,869	1.238	06/20/44	5,480,141
Granite Mortgages PLC Series 2004-3, Class 2A2
EUR 95,234	0.939	09/20/44	116,552
Granite Mortgages PLC Series 2004-3, Class 3A1
GBP 3,673,151	1.278	09/20/44	5,551,643
Permanent Master Issuer PLC Series 2011-2X, Class 1A2
$ 6,200,000	2.017	07/15/42	6,238,161

			99,405,034

Sequential Fixed Rate – 5.2%
Banc of America Funding Corp. Series 2007-8, Class 2A1
4,158,940	7.000	10/25/37	2,431,347
BCAP LLC Trust Series 2007-AA2, Class 2A7
3,638,933	6.000	04/25/37	2,732,836
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
538,407	5.500	05/25/22	524,299
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7
2,451,011	6.000	01/25/37	1,749,185
Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A5
9,022,155	5.750	04/25/37	6,387,569
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
5,126,174	6.000	02/25/36	3,626,145
Countrywide Alternative Loan Trust Series 2007-06, Class A4
1,657,925	5.750	04/25/47	1,009,152
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
1,774,169	6.000	08/25/37	1,372,777
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
1,020,666	6.000	08/25/37	738,702
Credit Suisse Mortgage Capital Certificates Trust Series 2006-8, Class 4A1
812,565	6.500	10/25/21	648,638
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
7,000,000	2.699	05/25/18	7,371,500
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(b)
16,168,897	6.000	11/25/36	10,251,290
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
2,847,499	5.000	08/25/35	2,720,966
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A
8,371,418	5.250	02/25/21	7,571,633
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 2A3
10,317,653	5.750	02/25/36	8,696,901
Residential Accredit Loans, Inc. Series 2006-QS12, Class 1A1
9,231,400	6.500	09/25/36	5,590,815
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
1,337,851	5.500	02/25/36	885,868

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
$ 7,065,726	6.000%	04/25/36	$ 4,514,150
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
2,277,569	6.000	06/25/36	1,459,421
Residential Accredit Loans, Inc. Series 2006-QS7, Class A1
1,388,321	6.000	06/25/36	927,921
Residential Accredit Loans, Inc. Series 2006-QS8, Class A1
5,392,382	6.000	08/25/36	3,541,600
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
4,186,183	6.000	08/25/36	2,785,789
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
4,157,213	6.500	07/25/36	2,839,614
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
3,088,182	6.000	08/25/36	2,289,050
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
12,918,078	6.000	10/25/37	10,633,990
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 1A1
1,611,788	5.750	07/25/37	1,223,147
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1
6,901,077	6.250	07/25/37	4,866,161
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
3,671,743	6.000	08/25/37	3,393,206

			102,783,672

Sequential Floating Rate(a) – 0.2%
Banc of America Funding Corp. Series 2007-2, Class 2A1
346,966	5.562	03/25/37	330,441
Chaseflex Trust Series 2007-3, Class 1A2
5,564,830	0.705	07/25/37	2,580,518
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,609,899	0.345	12/25/36	752,617

			3,663,576

Support – 0.0%
Countrywide Alternative Loan Trust Series 2006-4CB, Class 2A4
1,238,976	5.500	04/25/36	915,654

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 214,209,146

Commercial Mortgage-Backed Securities – 1.4%
Sequential Fixed Rate – 0.3%
Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class AM
1,600,000	5.347	12/10/46	1,631,766
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class AM
1,700,000	4.063	12/10/44	1,714,416
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class B
2,500,000	4.697	04/15/45	2,552,827

			5,899,009

Sequential Floating Rate(a) – 1.1%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
4,800,000	5.644	04/10/49	4,862,926
Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM
5,775,000	5.715	06/11/40	6,103,074

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class B
$ 1,375,000	4.934%	12/10/44	$ 1,415,281
Commercial Mortgage Pass-Through Certificates Series 2012-LC4, Class C
775,000	5.649	12/10/44	761,255
FREMF Mortgage Trust Series 2012-K17, Class B(b)
1,550,000	4.498	12/25/44	1,480,444
FREMF Mortgage Trust Series 2012-K706, Class B(b)
2,200,000	4.162	11/25/44	2,150,993
FREMF Mortgage Trust Series 2012-K706, Class C(b)
1,350,000	4.162	11/25/44	1,166,400
FREMF Mortgage Trust Series 2012-K707, Class C(b)
2,350,000	4.018	01/25/47	2,030,386
Morgan Stanley Capital I, Inc. Series 2007-HQ11, Class AM
1,450,000	5.478	02/12/44	1,494,374
Morgan Stanley Capital I, Inc. Series 2007-HQ13, Class AM
1,200,000	5.931	12/15/44	1,040,515

			22,505,648

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 28,404,657

Federal Agencies – 53.3%
Adjustable Rate FNMA(a) – 0.6%
3,474,164	2.925	05/01/33	3,699,512
1,421,319	2.318	10/01/34	1,502,405
3,115,739	2.232	01/01/35	3,287,955
2,493,720	2.601	09/01/35	2,654,007
1,335,981	2.479	10/01/36	1,418,208

			12,562,087

FHLMC – 0.3%
1,000,100	4.000	05/01/42	1,079,366
4,000,000	4.000	06/01/42	4,317,031

			5,396,397

FNMA – 52.4%
6,955,150	3.104	01/01/18	7,478,181
7,755,971	3.462	01/01/18	8,480,704
4,400,000	3.660	01/01/18	4,790,510
1,110,835	5.000	01/01/18	1,197,391
5,881,992	5.000	02/01/18	6,340,313
5,482,253	3.750	03/01/18	6,067,009
3,731,373	5.000	03/01/18	4,022,120
5,428,512	5.000	04/01/18	5,851,498
3,550,000	3.840	05/01/18	3,904,394
453,920	5.000	05/01/18	489,289
454,070	5.000	06/01/18	489,450
10,399	5.500	01/01/19	11,328
155,602	5.500	02/01/19	169,449
162,322	5.500	03/01/19	176,820
112,541	5.500	04/01/19	122,593
72,388	5.500	05/01/19	78,853
299,404	5.500	06/01/19	326,148
959,800	5.500	07/01/19	1,045,497
904,961	5.500	08/01/19	985,739
812,620	5.500	09/01/19	885,124
243,630	5.500	10/01/19	265,381
249,736	5.500	11/01/19	272,042
369,274	5.500	12/01/19	402,254
29,574	5.500	01/01/20	32,216

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 18,575	5.500%	06/01/20	$ 20,211
4,633,611	5.500	07/01/20	5,034,536
2,158,117	3.416	10/01/20	2,331,444
1,570,480	3.632	12/01/20	1,717,405
12,676,266	5.500	05/01/25	13,792,558
18,300,000	4.000	08/01/26	19,506,665
36,700,000	4.000	09/01/26	39,119,925
15,503	4.500	09/01/29	16,621
5,068,421	4.000	10/01/31	5,451,149
35,653	4.000	02/01/35	37,977
75,218	4.000	02/01/39	80,020
42,156	4.000	03/01/39	44,847
1,643,029	4.000	04/01/39	1,747,916
1,074,654	4.000	05/01/39	1,143,257
283,367	4.000	06/01/39	301,457
59,883	4.000	07/01/39	63,706
702,058	4.000	08/01/39	746,876
92,613	4.000	09/01/39	98,525
17,769	4.500	09/01/39	19,044
161,284	4.000	10/01/39	171,580
140,218	4.000	11/01/39	149,169
266,549	4.500	12/01/39	285,683
112,152	4.000	01/01/40	119,402
2,076,030	4.500	01/01/40	2,227,924
989,289	4.500	02/01/40	1,061,670
1,897,347	4.500	05/01/40	2,036,167
12,545,457	4.000	08/01/40	13,356,290
12,596,827	4.500	08/01/40	13,518,477
11,139,356	4.000	09/01/40	11,859,304
6,691,129	4.500	09/01/40	7,180,689
6,962,610	4.000	10/01/40	7,412,614
249,849	4.500	10/01/40	268,131
25,720,014	4.000	11/01/40	27,382,336
15,342,286	4.500	11/01/40	16,444,521
22,322,792	4.000	12/01/40	23,765,544
2,423,835	4.500	12/01/40	2,601,176
6,825,258	4.000	01/01/41	7,266,535
202,233	4.500	01/01/41	217,289
510,950	4.000	02/01/41	544,259
83,891	4.500	02/01/41	90,029
1,878,040	4.000	03/01/41	2,000,468
2,847,624	4.500	03/01/41	3,061,642
176,841	4.000	04/01/41	188,368
952,450	4.500	04/01/41	1,024,033
66,750	4.000	05/01/41	71,101
6,946,028	4.500	05/01/41	7,468,069
75,404	4.500	06/01/41	81,071
1,375,141	4.000	07/01/41	1,464,785
922,511	4.000	08/01/41	982,649
9,249,656	4.500	08/01/41	10,001,885
2,888,728	4.000	09/01/41	3,077,042
3,820,282	4.500	09/01/41	4,107,402
9,455,849	4.000	10/01/41	10,072,271
1,763,733	4.500	10/01/41	1,896,288
13,545,402	4.000	11/01/41	14,428,418
9,183,902	4.000	12/01/41	9,782,594
1,136,311	4.000	01/01/42	1,211,939
267,575	4.000	02/01/42	286,372
140,752	4.000	03/01/42	149,927
5,000,000	4.000	05/01/42	5,396,094
32,467,148	4.000	06/01/42	35,152,285
8,000,000	4.000	07/01/42	8,633,750
159,000,000	2.500	TBA-15yr(f)	163,906,645
94,000,000	3.000	TBA-30yr(f)	96,261,091
284,000,000	3.500	TBA-30yr(f)	298,408,438

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$ 73,200,000	4.000%	TBA-30yr(f)	$ 78,198,619

			1,040,430,477

TOTAL FEDERAL AGENCIES			$ 1,058,388,961

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 1,476,230,099

Asset-Backed Securities – 10.6%
Collateralized Loan Obligations(a) – 8.2%
Atrium CDO Corp. Series 4A Class A1A(b)
$ 6,705,480	0.718%	06/08/19	$ 6,559,073
Atrium CDO Corp. Series 4A Class A2(b)
4,540,169	0.718	06/08/19	4,441,039
Black Diamond CLO Ltd. Series 2005-1A, Class A1(b)
3,623,532	0.738	06/20/17	3,485,063
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(b)
1,487,594	0.718	06/20/17	1,458,648
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)
6,250,000	0.716	04/29/19	5,727,425
Greywolf CLO Ltd. Series 2007-1A, Class A(b)
9,327,400	0.712	02/18/21	8,749,186
Jasper CLO Ltd. Series 2005-1A, Class A(b)
32,038,455	0.736	08/01/17	29,949,516
KKR Financial CLO Ltd. Series 2006-1A, Class A1(b)
24,300,091	0.747	08/25/18	23,560,032
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)
13,712,725	0.817	05/15/21	13,023,043
KKR Financial CLO Ltd. Series 2007-AA, Class A(b)
1,024,431	1.217	10/15/17	1,002,265
Liberty CLO Ltd. Series 2005-1A, Class A1C(b)
40,665,712	0.716	11/01/17	38,958,810
Mountain View Funding CLO Series 2007-3A, Class A1(b)
2,725,691	0.682	04/16/21	2,600,383
Westchester CLO Ltd. Series 2007-1X, Class A1A
24,423,349	0.691	08/01/22	22,557,771

			162,072,254

Home Equity – 1.4%
AH Mortgage Advance Trust Series SART-1, Class A1R(b)
6,000,000	2.230	05/10/43	5,999,276
AH Mortgage Advance Trust Series SART-2, Class A1(b)
4,700,000	3.270	09/15/43	4,709,300
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
155,114	1.245	10/25/37	155,152
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
1,030,000	1.495	10/25/37	844,543
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
2,040,000	1.695	10/25/37	990,807
Countrywide Asset-Backed Certificates Series 2006-ABC1, Class A2(a)
8,380,750	0.405	05/25/36	3,663,133
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(a)
20,000,000	0.465	08/25/37	4,114,614
First Franklin Mortgage Loan Asset-Backed Certificates Series 2006-FF18, Class A2B(a)
5,095,057	0.355	12/25/37	2,552,515
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A4(a)
11,762,000	0.495	10/25/36	4,451,113

			27,480,453

Student Loan(a) – 1.0%
GCO Education Loan Funding Trust Series 2006-1, Class A11L
2,000,000	0.697	05/25/36	1,645,829

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
GCO Education Loan Funding Trust Series 2006-1, Class A8L
$ 6,388,801	0.597%		05/25/25	$ 6,075,659
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
10,000,000	1.411		07/01/24	9,993,585
SLM Student Loan Trust Series 2011-2, Class A2
2,075,000	1.445		10/25/34	2,019,198
US Education Loan Trust LLC Series 2006-1, Class A2(b)
745,716	0.597		03/01/25	738,459

				20,472,730

TOTAL ASSET-BACKED SECURITIES				$210,025,437

Foreign Debt Obligations – 9.5%
Sovereign – 9.5%
Hellenic Republic Government Bond(g)
EUR 2,110,000	2.000%		02/24/23	491,797
2,120,000	2.000		02/24/24	441,699
2,100,000	2.000		02/24/25	423,830
2,120,000	2.000		02/24/26	415,275
2,120,000	2.000		02/24/27	410,146
2,120,000	2.000		02/24/28	401,493
2,640,000	2.000		02/24/29	493,967
2,750,000	2.000		02/24/30	509,844
3,910,000	2.000		02/24/31	665,520
4,840,000	2.000		02/24/32	808,502
2,120,000	2.000		02/24/33	380,074
4,970,000	2.000		02/24/34	883,315
6,260,000	2.000		02/24/35	1,103,074
5,570,000	2.000		02/24/36	980,457
5,310,000	2.000		02/24/37	873,574
8,590,000	2.000		02/24/38	1,407,748
8,790,000	2.000		02/24/39	1,543,164
10,820,000	2.000		02/24/40	1,766,359
8,540,000	2.000		02/24/41	1,498,263
7,650,000	2.000		02/24/42	1,364,483
Mexican Bonos
MXN 122,949,000	7.500		06/03/27	10,410,991
Mexico Cetes(h)
468,824,300	0.000		10/18/12	34,690,334
Republic of Argentina
$ 1,210,000	7.000		10/03/15	920,944
EUR 45,257,000	0.000	(a)	12/15/35	5,154,543
Republic of Ivory Coast
$ 22,997,000	3.750		12/31/32	17,305,243
Republic of Venezuela
9,650,000	12.750		08/23/22	9,264,000
1,370,000	9.000		05/07/23	1,058,325
20,070,000	8.250		10/13/24	14,600,925
900,000	9.250		05/07/28	681,750
21,450,000	11.950		08/05/31	18,983,250
United Kingdom Gilt Inflation Linked
GBP 6,320,000	2.500		07/26/16	33,870,222
United Mexican States
MXN 140,305,200	8.500		11/18/38	12,767,534
143,519,900	7.750		11/13/42	11,964,385

TOTAL FOREIGN DEBT OBLIGATIONS				$188,535,030

Principal Amount	Interest Rate		Maturity Date	Value
Structured Notes – 1.3%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau)
BRL 5,110,905	6.000%		08/17/40	$ 3,035,933
28,034,499	6.000		08/19/40	16,652,797
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)(a)
11,472,580	6.000		08/15/40	6,814,837

TOTAL STRUCTURED NOTES				$ 26,503,567

Municipal Debt Obligation – 0.0%
Illinois – 0.0%
Illinois State GO Bonds Taxable-Pension Series 2003
$ 490,000	5.100%		06/01/33	$ 463,148

U.S. Treasury Obligations – 6.3%
United States Treasury Inflation Protected Securities
$ 16,354,834	2.000%		07/15/14	$ 17,341,194
21,687,480	1.625		01/15/15	23,066,587
13,128,858	1.875		07/15/15	14,291,944
9,366,980	0.750		02/15/42	9,860,245
United States Treasury Notes
20,400,000	0.625		04/30/13	20,465,281
20,300,000	0.500	(i)	05/31/13	20,346,080
17,400,000	0.375		06/30/13	17,420,882
2,800,000	1.750		05/15/22	2,822,540

TOTAL U.S. TREASURY OBLIGATIONS				$ 125,614,753

Senior Term Loans(j) – 1.7%
Airlines – 0.3%
Delta Air Lines, Inc.
$ 5,454,615	5.500%		04/20/17	$ 5,437,596

Energy – 0.1%
Chesapeake Energy Corp.
3,000,000	8.500		12/01/17	2,973,420

Health Care – 0.2%
Multiplan, Inc.
4,190,762	4.750		08/26/17	4,129,199

Metals – 0.1%
Novelis, Inc.
2,722,362	4.000		03/10/17	2,665,655

Telecommunications - Internet & Data – 0.3%
Level 3 Financing, Inc.
5,000,000	5.750		09/03/18	4,995,300

Utilities - Distribution – 0.3%
Energy Transfer Equity LP
6,000,000	3.750		03/24/17	5,881,080

Utilities - Electric – 0.1%
Calpine Corp.
2,279,330	4.500		04/02/18	2,260,959

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(j) – (continued)
Wireless Telecommunications – 0.3%
Intelsat Jackson Holdings SA
$ 5,708,637	5.250%	04/02/18	$ 5,695,564

TOTAL SENIOR TERM LOANS			$ 34,038,773

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 2,287,429,057

Short-term Investment(k) – 20.1%
Repurchase Agreement – 20.1%
Joint Repurchase Agreement Account II
$ 398,200,000	0.193%	07/02/12	$ 398,200,000

TOTAL INVESTMENTS – 135.2%			$ 2,685,629,057

LIABILITIES IN EXCESS OF OTHER ASSETS – (35.2)%			(699,397,340)

NET ASSETS – 100.0%			$ 1,986,231,717

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $253,856,206, which represents approximately 12.8% of net assets as of June 30, 2012.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Pay-in-kind securities.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $636,774,793, which represents approximately 32.1% of net assets as of June 30, 2012.

(g)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2012.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(i)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2012. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona

Investment Abbreviations:
BP	— British Pound Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
JYOR	— Japanese Yen Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
SART	— Servicer Advance Revolving Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Bank of America N.A.	EUR/USD	09/19/12	$3,800,771	$13,733
	USD/EUR	09/19/12	3,439,339	17,102
Barclays Bank PLC	GBP/USD	09/19/12	3,203,658	28,061
Citibank NA	AUD/NZD	09/19/12	2,972,456	1,052
	AUD/USD	09/19/12	1,869,690	40,333
	GBP/USD	09/19/12	2,062,034	14,901
	USD/BRL	07/18/12	24,953,138	2,114,641
	USD/EUR	09/19/12	11,511,040	15,852
	USD/JPY	09/19/12	14,720,993	83,007
Deutsche Bank AG (London)	AUD/USD	09/19/12	5,769,236	121,966
	EUR/GBP	09/19/12	4,064,771	15,513
	EUR/USD	09/19/12	3,810,017	36,118
	GBP/USD	09/19/12	8,076,637	34,246
	MXN/USD	07/27/12	4,126,372	179,250
	USD/GBP	07/12/12	49,178,321	18,901
	USD/GBP	09/19/12	3,584,053	6,489
HSBC Bank PLC	EUR/USD	09/19/12	3,930,576	36,703
	SEK/EUR	09/19/12	11,026,055	198,435
JPMorgan Securities, Inc.	AUD/USD	09/19/12	6,736,500	111,461
	EUR/USD	09/19/12	11,738,914	96,754
	NZD/JPY	09/19/12	14,614,031	200,043
	USD/GBP	09/19/12	3,786,996	1,971
Royal Bank of Canada	AUD/USD	07/10/12	4,143,928	150,631
	CAD/USD	09/19/12	6,561,269	23,269
	MXN/USD	09/19/12	3,734,308	175,427
Royal Bank of Scotland PLC	AUD/USD	09/19/12	3,716,123	72,719
	SEK/NOK	09/19/12	3,685,141	62,373
TOTAL				$3,870,951

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Bank of America N.A.	USD/EUR	09/19/12	$3,800,771	$(24,507)
Barclays Bank PLC	GBP/USD	09/19/12	3,910,166	(4,020)
	USD/GBP	09/19/12	10,892,846	(95,594)
	USD/MXN	07/27/12	11,032,729	(758,034)
Citibank NA	JPY/USD	09/19/12	6,751,653	(61,605)
	USD/AUD	09/19/12	7,232,254	(232,209)
	USD/EUR	09/19/12	10,967,770	(91,237)
	USD/GBP	09/19/12	3,818,685	(27,327)
	USD/NOK	09/19/12	16,968,972	(227,996)
Credit Suisse International (London)	USD/AUD	09/19/12	7,558,217	(162,675)
	USD/EUR	09/19/12	7,470,162	(70,181)
Deutsche Bank AG (London)	DKK/EUR	09/19/12	7,462,137	(4,944)
	NZD/AUD	09/19/12	2,207,528	(2,494)
	USD/AUD	09/19/12	12,482,339	(184,407)
	USD/CAD	09/19/12	3,823,718	(31,413)
	USD/EUR	09/19/12	10,994,366	(115,506)
	USD/GBP	09/19/12	3,659,473	(42,220)
	USD/MXN	07/27/12	2,698,885	(213,758)
	USD/PLN	09/19/12	3,709,225	(128,029)
HSBC Bank PLC	USD/AUD	09/19/12	2,159,957	(64,050)
	USD/GBP	09/19/12	3,626,706	(29,485)
	USD/NZD	09/19/12	3,654,271	(66,984)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
JPMorgan Securities, Inc.	GBP/USD	09/19/12	$3,584,053	$(15,805)
	USD/AUD	09/19/12	2,965,381	(76,797)
	USD/EUR	07/25/12	23,125,184	(77,784)
	USD/EUR	09/19/12	28,179,712	(270,399)
	USD/GBP	09/19/12	2,062,034	(17,693)
Royal Bank of Canada	CAD/USD	09/19/12	7,393,025	(8,975)
	USD/CAD	09/19/12	16,062,175	(223,529)
	USD/GBP	09/19/12	9,779,408	(94,996)
	USD/JPY	09/19/12	7,327,844	(54,844)
	USD/MXN	07/27/12	23,833,866	(1,241,182)
Royal Bank of Scotland PLC	NOK/SEK	09/19/12	10,321,256	(114,755)
	USD/AUD	09/19/12	65,113,295	(1,596,306)
	USD/EUR	09/19/12	20,375,751	(223,246)
UBS AG (London)	USD/AUD	09/19/12	7,160,126	(107,367)
	USD/CAD	09/19/12	3,836,526	(45,526)
TOTAL				$(6,807,879)

FORWARD SALES CONTRACTS — At June 30, 2012, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value
FNMA	4.000%	TBA-15yr	07/17/12	$(38,000,000)	$(40,416,565)
FNMA	4.000	TBA-30yr	07/12/12	(126,000,000)	(134,101,409)
FNMA	4.500	TBA-30yr	07/12/12	(2,000,000)	(2,145,469)
TOTAL (Proceeds Receivable: $176,620,313)					$(176,663,443)

FUTURES CONTRACTS — At June 30, 2012, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Eurodollars	(388)	September 2012	$(96,534,400)	$(49,373)
Eurodollars	(388)	December 2012	(96,510,150)	(68,685)
Eurodollars	(388)	March 2013	(96,490,750)	(63,923)
Eurodollars	(388)	June 2013	(96,466,500)	(54,223)
Eurodollars	(155)	September 2013	(38,529,125)	(19,724)
Eurodollars	(155)	December 2013	(38,517,500)	(19,724)
Eurodollars	806	March 2014	200,230,550	383,118
Eurodollars	961	June 2014	238,628,313	1,143,369
Eurodollars	1,921	September 2014	476,744,175	1,983,584
Eurodollars	(961)	March 2015	(238,099,763)	(1,097,693)
Eurodollars	(1,116)	December 2015	(275,442,750)	(2,778,561)
Eurodollars	(1,921)	September 2015	(474,823,175)	(3,487,852)
Italian Government Bond	(170)	September 2012	(21,612,448)	(406,944)
10 Year German Euro-Bund	172	September 2012	30,669,120	(447,785)
Japan 10 Year Government Bonds	(20)	September 2012	(35,951,711)	(80,165)
Ultra Long U.S. Treasury Bonds	(23)	September 2012	(3,837,406)	7,448
2 Year U.S. Treasury Notes	(150)	September 2012	(33,028,125)	44,284
5 Year U.S. Treasury Notes	(409)	September 2012	(50,703,219)	(7,065)
10 Year U.S. Treasury Notes	697	September 2012	92,962,375	162,209
30 Year U.S. Treasury Bonds	683	September 2012	101,062,656	(677,462)
TOTAL				$(5,535,167)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Bank of America Securities LLC	CAD	37,500	(a)	08/09/17	6 month CDOR	2.173%	$—	$(1,048,895)
		30,700	(a)	08/29/17	6 month CDOR	2.115	—	(760,299)
		24,300	(a)	08/31/17	6 month CDOR	2.180	—	(675,233)
		27,400	(a)	09/12/17	6 month CDOR	1.830	—	(301,847)
		18,500	(a)	09/13/17	6 month CDOR	1.875	—	(242,579)
		16,100	(a)	09/14/17	6 month CDOR	1.898	—	(227,854)
		50,900	(a)	08/09/22	3.158%	6 month CDOR	—	4,362,391
		41,300	(a)	08/29/22	2.972	6 month CDOR	—	2,807,045
		32,800	(a)	08/31/22	3.029	6 month CDOR	—	2,392,544
		37,000	(a)	09/12/22	2.631	6 month CDOR	—	1,360,859
		24,500	(a)	09/13/22	2.627	6 month CDOR	—	890,444
		21,400	(a)	09/14/22	2.658	6 month CDOR	—	836,784
		14,600	(a)	08/09/42	6 month CDOR	3.586	—	(2,906,781)
		11,500	(a)	08/29/42	6 month CDOR	3.325	—	(1,667,906)
		9,100	(a)	08/31/42	6 month CDOR	3.377	—	(1,415,496)
		9,800	(a)	09/12/42	6 month CDOR	2.900	—	(564,121)
		6,500	(a)	09/13/42	6 month CDOR	2.850	—	(307,227)
		5,700	(a)	09/14/42	6 month CDOR	2.888	—	(313,046)
Barclays Bank PLC	EUR	157,200	(a)	06/19/15	6 month EURO	1.010	—	(77,028)
		156,120	(a)	05/02/16	6 month EURO	1.585	—	(1,047,949)
		143,800	(a)	06/19/17	1.399	6 month EURO	—	(149,405)
	GBP	6,440	(a)	12/19/17	6 month BP	1.500	14,089	(83,855)
	EUR	26,030	(a)	12/19/17	6 month EURO	1.500	(20,286)	(69,188)
	JPY	6,000,200	(a)	12/19/19	6 month JYOR	0.750	(778,887)	14,283
	EUR	167,190	(a)	05/02/21	2.477	6 month EURO	—	4,236,633
		23,290	(a)	05/18/21	2.430	6 month EURO	—	(154,482)
	GBP	11,070	(a)	12/19/22	2.250	6 month BP	61,561	(4,882)
	EUR	28,500	(a)	06/19/23	6 month EURO	2.070	—	450,679
	GBP	22,410	(a)	02/24/27	6 month BP	3.885	—	(283,212)
	EUR	65,370	(a)	05/02/29	6 month EURO	2.883	—	(3,542,239)
		8,840	(a)	05/18/31	6 month EURO	2.630	—	119,556
	GBP	5,560	(a)	02/24/52	3.648	6 month BP	—	5,704
Citibank NA		$112,900	(a)	12/19/17	3 month LIBOR	1.250	(402,737)	(320,918)
		86,900	(a)	12/19/19	3 month LIBOR	1.750	(1,260,085)	(193,092)
	EUR	16,720	(a)	05/10/21	2.628	6 months EURO	—	82,373
		43,960	(a)	05/10/21	2.630	6 months EURO	—	222,870
		127,430	(a)	05/16/21	2.425	6 months EURO	—	(873,656)
	GBP	13,780	(a)	12/19/22	6 month BP	2.250	(160,922)	90,368
		$73,100	(a)	12/19/22	3 month LIBOR	2.000	(694,106)	71,309
	GBP	34,160	(a)	04/25/27	6 month BP	3.940	—	(531,017)
	EUR	6,400	(a)	05/10/31	6 month EURO	2.920	—	(193,231)
		16,970	(a)	05/10/31	6 month EURO	2.924	—	(522,579)
		48,480	(a)	05/16/31	6 month EURO	2.620	—	727,026
		$30,600	(a)	12/19/32	3 month LIBOR	2.500	(548,567)	232,236
	GBP	8,570	(a)	04/25/52	3.755	6 month BP	—	224,371
Credit Suisse First Boston Corp.		35,000	(a)	12/19/14	1.250	6 month BP	132,113	214,720
	EUR	119,900	(a)	06/19/15	6 month EURO	1.020	—	(88,627)
		49,000	(a)	06/21/15	6 month EURO	1.020	—	(33,355)
		55,060	(a)	06/25/15	6 month EURO	1.020	—	(32,331)
	GBP	10,300	(a)	12/19/15	6 month BP	1.250	9,601	(119,007)
	EUR	109,700	(a)	06/19/17	1.401	6 month EURO	—	(103,203)
		44,900	(a)	06/21/17	1.428	6 month EURO	—	13,603
		50,380	(a)	06/25/17	1.435	6 month EURO	—	19,114
		23,575	(a)	12/19/19	1.750	6 month EURO	(32,506)	(555)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Credit Suisse First Boston Corp. (continued)		$29,100	(a)	12/19/19	3 month LIBOR	1.750%	$(493,740)	$7,118
	JPY	10,375,000	(a)	12/19/19	6 month JYOR	0.750	(1,113,919)	(208,165)
	GBP	11,070	(a)	12/19/22	2.250%	6 month BP	86,314	(29,635)
	EUR	42,000	(a)	12/19/22	6 month EURO	2.000	195,763	245,326
		70,000	(a)	12/19/22	2.000	6 month EURO	900,036	(1,635,185)
		21,800	(a)	06/19/23	6 month EURO	2.065	—	357,266
		8,900	(a)	06/21/23	6 month EURO	2.130	—	80,651
		10,000	(a)	06/25/23	6 month EURO	2.150	—	71,175
Deutsche Bank Securities, Inc.		$5,100		02/28/15	3 month LIBOR	1.414	—	(132,927)
JPMorgan Securities, Inc.		68,500	(a)	12/19/27	3 month LIBOR	2.500	(2,245,940)	367,334
Morgan Stanley Capital Services, Inc.	EUR	39,390	(a)	04/25/16	6 month EURO	1.625	—	(311,520)
		73,400	(a)	04/28/16	6 month EURO	1.662	—	(641,556)
		42,170	(a)	04/25/21	2.473	6 month EURO	—	1,074,521
		78,620	(a)	04/28/21	2.512	6 month EURO	—	2,237,331
		37,330	(a)	05/03/21	2.820	6 month EURO	—	606,944
		16,450	(a)	04/25/29	6 month EURO	2.858	—	(832,621)
		30,690	(a)	04/28/29	6 month EURO	2.906	—	(1,782,637)
		14,460	(a)	05/03/31	6 month EURO	3.064	—	(753,283)
Royal Bank of Canada	CAD	12,600	(a)	09/26/17	6 month CDOR	1.838	—	(138,653)
		11,100	(a)	09/27/17	6 month CDOR	1.921	—	(165,547)
		16,700	(a)	09/26/22	2.568	6 month CDOR	—	507,328
		14,700	(a)	09/27/22	2.697	6 month CDOR	—	614,828
		4,400	(a)	09/26/42	6 month CDOR	2.723	—	(91,683)
		3,900	(a)	09/27/42	6 month CDOR	2.882	—	(208,171)
TOTAL							$(6,352,218)	$(241,944)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2012.

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$9,650	(1.000)%	06/20/14	0.500%	$(69,930)	$(28,329)
Deutsche Bank Securities LLC	CDX North America Investment Grade Index 16	20,200	(1.000)	06/20/14	0.500	(154,878)	(50,806)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	54,000	(1.000)	06/20/14	0.500	(429,870)	(119,977)
	CDX North America High Yield Index 18	80,570	(5.000)	06/20/17	5.870	5,188,886	(2,476,189)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	18,100	(1.000)	06/20/14	0.500	(122,250)	(62,051)
	CDX North America High Yield Index 18	34,947	(5.000)	06/20/17	5.870	2,522,149	(1,345,525)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	31,800	1.000	06/20/16	0.960	36,045	22,844
Barclays Bank PLC	iTraxx SovX Western Europe Index 7	4,170	1.000	06/20/17	2.790	(386,318)	57,715
Citibank NA	CDX North America High Yield Index 18	57,915	5.000	06/20/17	5.870	(2,782,560)	832,630
Deutsche Bank Securities LLC	iTraxx SovX Western Europe Index 7	7,160	1.000	06/20/17	2.790	(594,474)	30,253

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS (continued)

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
JPMorgan Securities, Inc.	iTraxx SovX Western Europe Index 7	$2,290	1.000%	06/20/17	2.790%	$(175,050)	$(5,406)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	25,625	1.000	06/20/16	0.960	27,765	19,689
TOTAL						$3,059,515	$(3,125,152)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Bank of America Securities LLC	$16,736	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 4.000%, Series 10	01/12/41	One month LIBOR	$585,093	$(584,312)
	27,940	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	(412,574)	414,021
Barclays Bank PLC	3,619	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	(31,618)	32,402
Citibank NA	33,788	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 4.000%, Series 10	01/12/41	One month LIBOR	(52,169)	53,729
	16,938	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	(84,705)	88,375
	5,312	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 5.000%, Series 10	01/12/41	One month LIBOR	77,370	(70,596)
Credit Suisse International (London)	14,694	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	(96,050)	99,234
JPMorgan Securities, Inc.	13,894	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 4.000%, Series 10	01/12/41	One month LIBOR	203,230	(202,589)
	63,191	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	(621,595)	636,667
	25,638	Markit IOS Fannie-Mae Index,30 yr Fixed Rate, 4.000%, Series 11	01/12/42	One month LIBOR	104,986	377
TOTAL					$(328,032)	$467,308

#	The Fund receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2012, the Fund had the following written swaptions activity:

	Notional Amount (000s)	Premiums Received
Contracts Outstanding March 31, 2012	$—	$—
Contracts Written	32,000	131,561
Contracts Bought to Close	—	—
Contracts Expired	(32,000)	(131,561)
Contracts Outstanding June 30, 2012	$—	$—

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,690,679,572
Gross unrealized gain	30,216,458
Gross unrealized loss	(35,266,973)
Net unrealized security loss	$(5,050,515)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities which are generally classified as Level 1, these investments are generally classified as in Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

ii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby the Funds sell mortgage backed securities and simultaneously contract with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, the Funds will not be entitled to accrue interest and principal payments on the securities sold.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Senior Term Loans — Senior Term Loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). Investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement.

iv. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, the Funds will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to the Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, the Funds agree to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate.

ii. Futures Contracts — Future contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.

iii. Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms.

iv. Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believe that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what they believe to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2012:

CORE FIXED INCOME Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$323,752,088	$—
Mortgage-Backed Obligations	—	664,124,023	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	382,789,900	85,568,046	—
Asset-Backed Securities	—	27,834,698	—
Foreign Debt Obligations	—	23,189,695	—
Municipal Debt Obligations	—	8,698,543	—
Government Guarantee Obligations	—	138,766,298	—
Short-term Investments	—	162,200,000	—
Total	$382,789,900	$1,434,133,391	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(40,926,564)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$300,749	$—
Futures Contracts	1,366,114	—	—
Interest Rate Swap Contracts	—	255,526	—
Credit Default Swap Contracts	—	68,354	—
Total	$1,366,114	$624,629	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(734,117)	$—
Futures Contracts	(1,626,277)	—	—
Interest Rate Swap Contracts	—	(173,674)	—
Credit Default Swap Contracts	—	(658,720)	—
Total	$(1,626,277)	$(1,566,511)	$—

CORE PLUS FIXED INCOME Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$70,291,203	$—
Mortgage-Backed Obligations	—	204,671,626	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	43,554,610	12,482,184	—
Asset-Backed Securities	—	22,256,403	—
Foreign Debt Obligations	—	10,979,141	—
Structured Notes	—	2,100,814	—
Municipal Debt Obligations	—	1,986,981	—
Government Guarantee Obligations	—	2,435,944	—
Short-term Investments	—	87,300,000	—
Total	$43,554,610	$414,504,296	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(19,175,391)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE PLUS FIXED INCOME (continued) Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$247,495	$—
Futures Contracts	491,254	—	—
Interest Rate Swap Contracts	—	885,998	—
Credit Default Swap Contracts	—	66,436	—
Total	$491,254	$1,199,929	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(357,046)	$—
Futures Contracts	(1,125,312)	—	—
Interest Rate Swap Contracts	—	(981,238)	—
Credit Default Swap Contracts	—	(38,160)	—
Total	$(1,125,312)	$(1,376,444)	$—

GLOBAL INCOME Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$244,316,524	$83,872,664	$—
Corporate Obligations	—	160,559,201	—
Foreign Debt Obligations	—	3,069,238	—
Asset-Backed Securities	—	24,056,613	—
Mortgage-Backed Obligations	—	171,860,085	—
Government Guarantee Obligations	—	84,696,773	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	4,637,030	821,943	—
Short-term Investments	—	72,445,235	—
Total	$248,953,554	$601,381,752	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$4,966	$—
Forward Foreign Currency Exchange Contracts(a)	—	1,328,748	—
Futures Contracts(a)	233,169	—	—
Interest Rate Swap Contracts(a)	—	2,100,312	—
Credit Default Swap Contracts(a)	—	40,702	—
Total	$233,169	$3,474,728	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(3,360,364)	$—
Futures Contracts	(499,465)	—	—
Interest Rate Swap Contracts	—	(1,609,725)	—
Credit Default Swap Contracts	—	(147,270)	—
Total	$(499,465)	$(5,117,359)	$—

STRATEGIC INCOME Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$226,018,250	$—
Mortgage-Backed Obligations	—	1,476,230,099	—
Asset-Backed Securities	—	210,025,437	—
Foreign Debt Obligations	33,870,222	154,664,808	—
Structured Notes	—	26,503,567	—
Municipal Debt Obligations	—	463,148	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	125,614,753	—	—
Senior Term Loans	—	34,038,773	—
Short-term Investments	—	398,200,000	—
Total	$159,484,975	$2,526,144,082	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME (continued) Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(176,663,443)	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$3,870,951	$—
Futures Contracts	3,724,012	—	—
Interest Rate Swap Contracts	—	25,544,734	—
Credit Default Swap Contracts	—	963,131	—
Total Return Swap Contracts	—	1,324,805	—
Total	$3,724,012	$31,703,621	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(6,807,879)	$—
Futures Contracts	(9,259,179)	—	—
Interest Rate Swap Contracts	—	(25,786,678)	—
Credit Default Swap Contracts	—	(4,088,283)	—
Total Return Swap Contracts	—	(857,497)	—
Total	$(9,259,179)	$(37,540,337)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

Investments in Derivatives — The following tables set forth, by certain risk types, the gross value of derivative contracts as of June 30, 2012. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Core Fixed Income Risk	Assets		Liabilities
Interest rate	$1,621,640	(a)	$(1,799,951	)(a)(b)
Credit	68,354		(658,720	)(b)
Currency	300,749		(734,117)
Total	$1,990,743		$(3,192,788)

Core Plus Fixed Income Risk	Assets		Liabilities
Interest rate	$1,377,252	(a)	$(2,106,550	)(a)(b)
Credit	66,436		(38,160	)(b)
Currency	247,495		(357,046)
Total	$1,691,183		$(2,501,756)

Global Income Risk	Assets		Liabilities
Interest rate	$2,333,481	(a)	$(2,109,190	)(a)(b)
Credit	40,702		(147,270	)(b)
Currency	1,333,714		(3,360,364)
Total	$3,707,897		$(5,616,824)

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Strategic Income Risk	Assets		Liabilities
Interest rate	$30,593,551	(a)	$(35,903,354	)(a)(b)
Credit	963,131		(4,088,283	)(b)
Currency	3,870,951		(6,807,879)
Total	$35,427,633		$(46,799,516)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments.

(b)	Aggregate of amounts include $832,394, $1,019,398, $1,756,995 and $30,732,458 for Core Fixed Income, Core Plus Fixed Income, Global Income and Strategic Income, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, their failure to pay on their obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2012, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 2, 2012, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Core Fixed Income	$162,200,000	$162,202,609	$165,735,459
Core Plus Fixed Income	87,300,000	87,301,404	89,202,870
Strategic Income	398,200,000	398,206,404	406,879,529

REPURCHASE AGREEMENTS — At June 30, 2012, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Core Fixed Income	Core Plus Fixed Income	Strategic Income
BNP Paribas Securities Co.	0.190%	$16,401,234	$8,827,544	$40,264,927
Credit Suisse Securities LLC	0.150	32,802,467	17,655,089	80,529,855
Deutsche Bank Securities, Inc.	0.200	41,240,902	22,196,860	101,246,160
JPMorgan Securities LLC	0.250	29,112,190	15,668,891	71,470,246
Wells Fargo Securities LLC	0.180	42,643,207	22,951,616	104,688,812
TOTAL		$162,200,000	$87,300,000	$398,200,000

At June 30, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 5.000%	03/01/27 to 06/01/42
Federal National Mortgage Association	2.500 to 7.500	12/01/14 to 07/01/42
Government National Mortgage Association	4.000	08/15/41
U.S. Treasury Notes	0.250 to 5.125	07/02/12 to 08/15/19

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Global Income Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than “diversified” mutual funds. Thus, this Fund may be subject to greater risks than a fund that invests in a greater number of issuers.

Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2012

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date August 28, 2012

*	Print the name and title of each signing officer under his or her signature.